Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (99.3%)
Agency Adjustable Rate Mortgages (0.0%) (a)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.63%, 1.94%, 7/1/45	$36	$37
Federal National Mortgage Association,
Conventional Pool:
12 Month USD LIBOR + 1.59%, 1.91%, 12/1/45	11	12
		49
Agency Fixed Rate Mortgages (14.5%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44	354	386
4.00%, 12/1/41 – 10/1/44	394	434
5.41%, 7/1/37 – 8/1/37	11	13
5.44%, 1/1/37 – 2/1/38	47	53
5.46%, 5/1/37 – 1/1/38	41	45
5.48%, 8/1/37	11	12
5.50%, 8/1/37 – 4/1/38	56	63
5.52%, 10/1/37	5	6
5.62%, 12/1/36 – 8/1/37	47	54
6.00%, 8/1/37 – 5/1/38	15	17
6.50%, 9/1/32	3	4
7.50%, 5/1/35	21	25
8.00%, 8/1/32	13	15
8.50%, 8/1/31	18	21
Federal National Mortgage Association,
Conventional Pools:
2.50%, 2/1/50	254	262
3.00%, 7/1/49	70	72
3.50%, 7/1/46 – 7/1/49	834	881
4.00%, 11/1/41 – 8/1/49	808	885
4.50%, 8/1/40 – 9/1/48	286	312
5.00%, 7/1/40	47	52
5.62%, 12/1/36	18	20
6.00%, 12/1/38	255	301
6.50%, 11/1/27 – 10/1/38	13	13
7.00%, 6/1/29	5	6
7.50%, 8/1/37	37	44
8.00%, 4/1/33	29	34
8.50%, 10/1/32	29	35
9.50%, 4/1/30	2	3
December TBA:
2.00%, 12/1/51 (b)	975	974
2.50%, 12/1/51 (b)	8,050	8,266
Government National Mortgage Association,
December TBA:
3.00%, 12/20/51 (b)	1,000	1,041
Various Pools:
3.50%, 11/20/40 – 7/20/46	291	310
4.00%, 7/15/44	116	127
5.00%, 12/20/48 – 2/20/49	27	29
		14,815

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Asset-Backed Securities (10.2%)
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 1.23%, 1/15/32 (c)(d)	625	625
American Homes 4 Rent Trust,
6.07%, 10/17/52 (d)	490	549
Aqua Finance Trust,
1.79%, 7/17/46	160	160
Benefit Street Partners CLO XX Ltd.,
3 Month USD LIBOR + 1.17%, 1.31%, 7/15/34 (c)(d)	390	390
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (d)	357	351
CWABS Asset-Backed Certificates Trust,
1 Month USD LIBOR + 1.58%, 1.66%, 12/25/34 (c)	644	645
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (d)	201	199
Foundation Finance Trust,
3.86%, 11/15/34 (d)	159	163
FREED ABS Trust,
0.62%, 11/20/28 (d)	400	400
3.87%, 6/18/26 (d)	31	31
4.61%, 10/20/25 (d)	26	26
GAIA Aviation Ltd.,
7.00%, 12/15/44 (d)	321	265
Goodgreen Trust,
5.53%, 4/15/55 (d)	522	539
JOL Air Ltd.,
4.95%, 4/15/44 (d)	227	211
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (d)	119	118
Mosaic Solar Loan Trust,
1.92%, 6/20/52 (d)	230	228
New Residential Mortgage LLC,
5.44%, 6/25/25 – 7/25/25 (d)	880	901
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.06%, 1.15%, 12/25/33 (c)	217	217
Octagon Investment Partners 51 Ltd.,
3 Month USD LIBOR + 1.15%, 1.26%, 7/20/34 (c)(d)	900	900
Oxford Finance Funding LLC,
5.44%, 2/15/27 (d)	249	256
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%, 3.09%, 3/25/26 (c)(d)	650	651
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.85%, 2.94%, 2/25/23 (c)(d)	300	301
S-Jets Ltd.,
7.02%, 8/15/42 (d)	720	561
Sculptor CLO XXVI Ltd.,
3 Month USD LIBOR + 1.27%, 1.43%, 7/20/34 (c)(d)	840	843
SFS Asset Securitization LLC,
4.24%, 6/10/25 (d)	509	510
Sprite Ltd.,
4.25%, 12/15/37 (d)	219	218
START Ireland,
4.09%, 3/15/44 (d)	151	152
		10,410
Collateralized Mortgage Obligations - Agency Collateral Series (1.9%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 4.43%, 12/25/26 (c)(d)	59	59
1 Month USD LIBOR + 5.05%, 5.13%, 7/25/23 (c)	92	94

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

1 Month USD LIBOR + 5.25%, 5.33%, 7/25/26 (c)(d)		43	44
IO
2.72%, 1/25/49 (c)		715	144
2.75%, 1/25/49 – 2/25/49 (c)		4,585	954
3.57%, 10/25/38 (c)		800	288
IO REMIC
6.00% - 1 Month USD LIBOR, 5.92%, 11/15/43 - 6/15/44 (e)		1,137	199
IO STRIPS
7.50%, 12/15/29		2	—	@
Federal National Mortgage Association,
IO REMIC
6.00%, 5/25/33 – 7/25/33		134	27
IO STRIPS
8.00%, 6/25/35 (c)		9	2
9.00%, 11/25/26		1	—	@
REMIC
7.00%, 9/25/32		21	25
Government National Mortgage Association,
IO
0.76%, 8/20/58 (c)		3,290	69
5.00%, 2/16/41		51	9
IO PAC
6.15% - 1 Month USD LIBOR, 6.06%, 10/20/41 (e)		73	1
			1,915
Commercial Mortgage-Backed Securities (6.0%)
Bancorp Commercial Mortgage Trust,
SOFR30A + 2.41%, 2.46%, 9/15/36 (c)(d)		450	450
BANK 2019-BNK21,
IO
0.99%, 10/17/52 (c)		3,973	233
BANK 2020-BNK30,
3.02%, 12/15/53 (c)		725	675
Citigroup Commercial Mortgage Trust,
3.62%, 12/10/41 (c)(d)		300	241
IO
0.87%, 11/10/48 (c)		2,307	59
1.03%, 9/10/58 (c)		4,393	133
COMM Mortgage Trust,
IO
0.08%, 7/10/45 (c)		8,196	6
0.88%, 10/10/47 (c)		2,508	45
1.16%, 7/15/47 (c)		2,546	58
GS Mortgage Securities Trust,
4.90%, 8/10/46 (c)(d)		500	494
IO
0.85%, 9/10/47 (c)		4,362	79
1.38%, 10/10/48 (c)		4,693	192
Jackson Park Trust LIC,
3.35%, 10/14/39 (c)(d)		400	371
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.65%, 4/15/46 (c)		6,000	46
0.81%, 12/15/49 (c)		2,873	63
1.01%, 7/15/47 (c)		5,112	78
JPMBB Commercial Mortgage Securities Trust,
IO
1.12%, 8/15/47 (c)		3,196	75
Last Mile Logistics Pan Euro Finance DAC,
1.90%, 8/17/33	EUR	100	116

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

MFT Trust,
3.59%, 2/10/42 (c)(d)	$200	191
MKT Mortgage Trust,
3.04%, 2/12/40 (c)(d)	200	187
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.95%, 2.04%, 3/25/50 (c)(d)	151	151
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 2.28%, 7/15/36 (c)(d)	500	501
4.46%, 1/15/43 (c)(d)	200	206
SG Commercial Mortgage Securities Trust,
3.85%, 3/15/37 (c)(d)	450	454
4.66%, 2/15/41 (c)(d)	550	546
SLG Office Trust,
IO
0.26%, 7/15/41 (c)(d)	3,650	76
WFRBS Commercial Mortgage Trust,
4.28%, 5/15/45 (c)(d)	385	381
		6,107
Corporate Bonds (37.6%)
Finance (12.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 7/3/23	325	342
Air Lease Corp.
2.30%, 2/1/25	175	180
American International Group, Inc.
4.50%, 7/16/44	75	92
Anthem, Inc.
2.25%, 5/15/30	75	75
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (d)	200	194
AvalonBay Communities, Inc.
2.95%, 5/11/26	100	107
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (d)	275	283
Banco Santander Chile
2.70%, 1/10/25 (d)	150	156
Bank of America Corp.,
2.69%, 4/22/32	200	204
3.31%, 4/22/42	250	263
MTN
4.00%, 1/22/25	610	663
Bank of Ireland Group PLC
2.03%, 9/30/27 (d)	250	250
Bank of Montreal
3.80%, 12/15/32	250	274
Belrose Funding Trust
2.33%, 8/15/30 (d)	100	99
BNP Paribas SA
4.40%, 8/14/28 (d)	300	342
Boston Properties LP
3.80%, 2/1/24	70	74
BPCE SA
5.15%, 7/21/24 (d)	300	332
Brookfield Finance LLC
3.45%, 4/15/50	150	155
Brown & Brown, Inc.
2.38%, 3/15/31	100	100
Capital One Financial Corp.
3.30%, 10/30/24	400	429

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Chubb INA Holdings, Inc.
1.38%, 9/15/30	250	237
Citigroup, Inc.,
2.56%, 5/1/32	175	177
5.50%, 9/13/25	150	173
CNO Financial Group, Inc.
5.25%, 5/30/29	95	111
Coinbase Global, Inc.
3.38%, 10/1/28 (d)(f)	80	77
Credit Agricole SA
3.25%, 10/4/24 (d)	250	267
Credit Suisse Group AG
2.59%, 9/11/25 (d)	400	415
Danske Bank A/S
5.00%, 1/12/23 (d)	200	202
Deutsche Bank AG
3.95%, 2/27/23	250	261
GA Global Funding Trust
1.00%, 4/8/24 (d)	175	176
Global Atlantic Fin Co.
3.13%, 6/15/31 (d)	125	126
Goldman Sachs Group, Inc. (The),
2.38%, 7/21/32	75	74
2.62%, 4/22/32	175	177
MTN
4.80%, 7/8/44	100	128
Grupo Aval Ltd.
4.38%, 2/4/30 (d)	200	198
Howard Hughes Corp. (The)
4.38%, 2/1/31 (d)	150	151
HSBC Holdings PLC
4.25%, 3/14/24	425	457
Intercontinental Exchange, Inc.
1.85%, 9/15/32	300	284
JPMorgan Chase & Co.,
1.95%, 2/4/32	475	459
4.13%, 12/15/26	300	338
Lloyds Banking Group PLC
4.38%, 3/22/28	300	341
Macquarie Bank Ltd.
2.30%, 1/22/25 (d)(f)	250	260
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	150	202
MassMutual Global Funding II
3.40%, 3/8/26 (d)	200	218
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	100	106
Nationwide Building Society,
4.30%, 3/8/29 (d)	375	422
4.36%, 8/1/24 (d)	200	213
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30 (d)	200	200
Pine Street Trust I
4.57%, 2/15/29 (d)	150	171
Progressive Corp. (The)
3.20%, 3/26/30	50	55
Realty Income Corp.
0.75%, 3/15/26	152	148
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (d)	145	146

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Societe Generale SA
2.63%, 1/22/25 (d)	225	234
Standard Chartered PLC
2.68%, 6/29/32 (d)	200	199
SVB Financial Group
1.80%, 2/2/31	275	264
Travelers Cos., Inc. (The)
3.75%, 5/15/46	125	144
USAA Capital Corp.
2.13%, 5/1/30 (d)	150	151
Wells Fargo & Co.,
2.88%, 10/30/30	200	209
3.07%, 4/30/41	125	129
Westpac Banking Corp.
2.67%, 11/15/35	75	74
		12,988
Industrials (23.0%)
7-Eleven, Inc.
1.80%, 2/10/31 (d)	225	214
AbbVie, Inc.
4.25%, 11/21/49	125	148
Adobe, Inc.
2.30%, 2/1/30	175	181
Airbnb, Inc.
0.00%, 3/15/26 (d)	130	128
Alibaba Group Holding Ltd.
2.13%, 2/9/31 (f)	200	192
Altria Group, Inc.
3.40%, 2/4/41	200	190
Amazon.com, Inc.
2.70%, 6/3/60	175	165
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (d)	145	156
Amgen, Inc.
2.80%, 8/15/41	100	97
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30	75	82
4.60%, 4/15/48	275	329
Apple, Inc.,
2.65%, 5/11/50	150	144
2.70%, 8/5/51	175	169
Arches Buyer, Inc.
4.25%, 6/1/28 (d)	145	147
AT&T, Inc.,
2.55%, 12/1/33	225	222
3.55%, 9/15/55	300	296
Baidu, Inc.
1.72%, 4/9/26	275	276
BAT Capital Corp.
3.56%, 8/15/27	300	323
Boeing Co. (The),
2.95%, 2/1/30	100	102
3.95%, 8/1/59	100	103
BP Capital Markets PLC,
4.38%, 6/22/25 (g)	75	80
4.88%, 3/22/30 (g)	75	83
Burlington Northern Santa Fe LLC
3.30%, 9/15/51	100	108

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Charter Communications Operating LLC/Charter Communications Operating Capital,
2.30%, 2/1/32	150	143
3.85%, 4/1/61	175	167
3.95%, 6/30/62 (h)	100	97
Children's Health System of Texas
2.51%, 8/15/50	175	163
Cigna Corp.,
3.05%, 10/15/27	100	108
3.40%, 3/15/51	75	77
Comcast Corp.,
1.95%, 1/15/31	375	368
2.89%, 11/1/51 (d)	25	24
2.94%, 11/1/56 (d)	125	118
Crown Castle International Corp.
3.30%, 7/1/30	150	160
CVS Health Corp.,
1.88%, 2/28/31	287	278
5.13%, 7/20/45	50	65
Deere & Co.
3.10%, 4/15/30	75	82
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	50	58
6.02%, 6/15/26	375	446
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25	150	159
Dexcom, Inc.
0.25%, 11/15/25	200	238
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (d)	250	110
Diamondback Energy, Inc.
3.25%, 12/1/26	250	268
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.88%, 8/15/27 (d)	40	42
DT Midstream, Inc.
4.13%, 6/15/29 (d)	105	107
DXC Technology Co.
1.80%, 9/15/26	350	350
eBay, Inc.
3.65%, 5/10/51	155	166
Enbridge, Inc.,
2.50%, 1/15/25 (f)	150	156
2.50%, 8/1/33	275	276
Energy Transfer LP
2.90%, 5/15/25	250	262
Enterprise Products Operating LLC
3.30%, 2/15/53	200	195
Equinix, Inc.
1.00%, 9/15/25	300	296
Exxon Mobil Corp.
3.45%, 4/15/51	150	160
Ford Motor Credit Co., LLC
4.39%, 1/8/26	200	214
Fox Corp.
5.48%, 1/25/39	175	224
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27 (d)	318	322
Garda World Security Corp.
4.63%, 2/15/27 (d)	350	350

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

General Motors Co.
6.60%, 4/1/36		75	101
General Motors Financial Co., Inc.
4.35%, 1/17/27		275	309
Georgia-Pacific LLC
2.30%, 4/30/30 (d)		175	178
Gilead Sciences, Inc.
2.80%, 10/1/50		100	94
Glencore Funding LLC
4.13%, 3/12/24 (d)		250	268
Global Payments, Inc.
1.20%, 3/1/26		100	99
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26		125	142
Grifols SA
2.25%, 11/15/27 (d)	EUR	100	116
GSK Finance No 3 PLC
0.00%, 6/22/23 (d)		$250	248
HCA, Inc.
5.25%, 6/15/49		175	224
Hyatt Hotels Corp.
1.80%, 10/1/24 (h)		150	150
Hyundai Capital America
1.80%, 1/10/28 (d)		250	245
Imperial Brands Finance PLC
3.13%, 7/26/24 (d)		350	368
International Business Machines Corp.
2.95%, 5/15/50		100	99
J2 Global, Inc.
4.63%, 10/15/30 (d)		150	160
Johns Hopkins University,
Series A
2.81%, 1/1/60		145	148
Las Vegas Sands Corp.
3.20%, 8/8/24		100	103
Level 3 Financing, Inc.
3.40%, 3/1/27 (d)		175	185
Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (d)		145	150
Lowe's Cos., Inc.
1.70%, 10/15/30		225	215
LYB International Finance III LLC
4.20%, 5/1/50		100	114
MARB BondCo PLC
3.95%, 1/29/31 (d)		200	191
Masco Corp.
2.00%, 2/15/31		67	65
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (d)		220	219
McDonald's Corp.
4.45%, 9/1/48		50	62
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48		150	189
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (d)		100	101
NBN Co. Ltd.
2.63%, 5/5/31 (d)		225	228
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (d)		275	282

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Newmont Corp.
2.25%, 10/1/30		150	149
NIKE, Inc.
2.85%, 3/27/30		175	188
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (d)		275	286
NOVA Chemicals Corp.
4.25%, 5/15/29 (d)		225	225
NTT Finance Corp.
1.59%, 4/3/28 (d)		375	372
NuStar Logistics LP
6.38%, 10/1/30		225	248
NVIDIA Corp.
2.85%, 4/1/30		175	188
Occidental Petroleum Corp.
3.50%, 8/15/29		275	280
ONEOK, Inc.
3.10%, 3/15/30		175	183
Peloton Interactive, Inc.
0.00%, 2/15/26 (d)		140	124
Raytheon Technologies Corp.
4.05%, 5/4/47		75	87
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (d)		200	204
RingCentral, Inc.
0.00%, 3/15/26		125	118
Rockies Express Pipeline LLC
3.60%, 5/15/25 (d)		275	284
Royalty Pharma PLC
3.55%, 9/2/50		50	49
SBA Communications Corp.
3.13%, 2/1/29 (d)		145	140
Sealed Air Corp.
1.57%, 10/15/26 (d)		75	75
Sherwin-Williams Co. (The)
2.30%, 5/15/30		150	152
Silgan Holdings, Inc.
1.40%, 4/1/26 (d)		200	197
Splunk, Inc.
1.13%, 6/15/27		200	197
Spotify USA, Inc.
0.00%, 3/15/26 (d)		140	127
Standard Industries, Inc.
2.25%, 11/21/26 (d)	EUR	125	143
Syngenta Finance N.V.
4.89%, 4/24/25 (d)		$300	328
T-Mobile USA, Inc.,
2.25%, 11/15/31		200	196
3.60%, 11/15/60		50	49
Telefonica Emisiones SA
4.10%, 3/8/27		300	337
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		100	100
TotalEnergies SE,
Series FP
0.50%, 12/2/22		200	203
Trimble, Inc.
4.15%, 6/15/23		350	369
Uber Technologies, Inc.
0.00%, 12/15/25 (d)		190	186

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Univision Communications, Inc.
4.50%, 5/1/29 (d)	245	249
US Foods, Inc.
4.75%, 2/15/29 (d)	250	257
Verizon Communications, Inc.,
2.65%, 11/20/40	250	235
2.99%, 10/30/56	300	278
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (d)	275	322
Vontier Corp.
2.40%, 4/1/28 (d)	250	247
VTR Finance N.V.
6.38%, 7/15/28 (d)	200	216
Walmart, Inc.
2.65%, 9/22/51	50	50
Walt Disney Co. (The)
2.75%, 9/1/49	247	238
Western Digital Corp.
1.50%, 2/1/24	125	127
Williams Cos., Inc. (The)
4.85%, 3/1/48	200	245
Zynga, Inc.
0.00%, 12/15/26 (d)	130	126
		23,611
Utilities (1.9%)
Calpine Corp.
4.50%, 2/15/28 (d)	200	204
DTE Electric Co.
2.95%, 3/1/50	50	50
Duke Energy Indiana LLC
2.75%, 4/1/50	83	80
Enel Finance International N.V.
3.63%, 5/25/27 (d)	275	305
Entergy Louisiana LLC
1.60%, 12/15/30	125	120
Jersey Central Power & Light Co.
2.75%, 3/1/32 (d)	150	154
Mississippi Power Co.
3.95%, 3/30/28	275	307
Northern States Power Co.
2.90%, 3/1/50	150	151
NRG Energy, Inc.
3.63%, 2/15/31 (d)	160	157
Pacific Gas and Electric Co.
3.30%, 8/1/40	100	92
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	125	126
Xcel Energy, Inc.
2.60%, 12/1/29	175	181
		1,927
		38,526
Mortgages - Other (19.2%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 0.27%, 5/25/47 (c)	91	88
5.50%, 2/25/36	5	4
6.00%, 7/25/37	43	36

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

PAC
5.50%, 2/25/36		3	2
6.00%, 4/25/36		13	9
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 0.74%, 7/25/46 (c)		114	87
6.36%, 10/25/36		275	118
Banc of America Funding Trust,
5.25%, 7/25/37		24	25
6.00%, 7/25/37		17	16
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (c)(d)		313	301
1.75%, 10/25/61 (c)(d)		280	274
ChaseFlex Trust,
6.00%, 2/25/37		323	188
CIM Trust,
2.50%, 7/1/51 (c)(d)		419	426
2.57%, 7/25/55 (d)		520	520
Citigroup Mortgage Loan Trust,
2.50%, 9/25/51 (c)(d)		500	506
Classic RMBS Trust,
3.06%, 8/16/49 (d)	CAD	18	15
Credit Suisse Mortgage Trust,
1 Month USD LIBOR + 3.97%, 4.05%, 4/15/23 (c)(d)		$605	608
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35		746	204
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.25%, 10/17/40 (c)	EUR	300	349
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 1.58%, 7/15/47 (c)	GBP	209	284
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		$711	717
3.50%, 5/25/45 – 5/25/47		464	476
3.86%, 5/25/45 (c)(d)		7	7
4.00%, 5/25/45		12	13
Flagstar Mortgage Trust,
2.50%, 9/25/51 (c)(d)		422	428
Glenbeigh 2 Issuer 2021-2 DAC,
3 Month EURIBOR + 0.75%, 0.00%, 6/24/50 (c)(d)	EUR	475	554
GSR Mortgage Loan Trust,
5.75%, 1/25/37		$95	80
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 0.28%, 1/19/38 (c)		241	234
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (c)(d)		350	350
Headlands Residential LLC,
3.97%, 6/25/24 (d)		2	2
Hundred Acre Wood Trust,
2.50%, 10/25/51 (c)(d)		450	459
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35		40	36
JP Morgan Mortgage Trust,
3.05%, 6/25/37 (c)		35	32
6.00%, 6/25/37		22	25
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (d)		463	466
Lehman Mortgage Trust,
6.50%, 9/25/37		626	314
LHOME Mortgage Trust,
3.23%, 10/25/24 (d)		170	171
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (c)(d)		506	514

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Natixis Commercial Mortgage Securities Trust,
1.00%, 8/15/38		325	325
NRPL Trust,
4.25%, 7/25/67 (d)		385	385
PRPM 2021-8 LLC,
1.74%, 9/25/26 (c)(d)		290	290
RALI Trust,
6.00%, 4/25/36 – 1/25/37		28	27
Residential Asset Securitization Trust,
6.00%, 7/25/36		22	17
RMF Buyout Issuance Trust,
2.15%, 6/25/30 (c)(d)		150	151
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 5/25/60		4,771	5,038
4.00%, 7/25/56 (c)		300	303
4.00%, 8/25/58 – 2/25/59		430	469
4.25%, 5/25/60 (c)(d)		600	632
4.50%, 6/25/57		771	854
4.75%, 7/25/56 – 6/25/57(c)(d)		700	727
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 1.94%, 5/25/47 (c)(d)		854	766
TVC Mortgage Trust,
3.47%, 9/25/24 (d)		200	202
United Wholesale Mortgage Trust,
2.50%, 8/25/51 (c)(d)		519	527
			19,651
Municipal Bonds (1.4%)
Chicago O’Hare International Airport, IL,
O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		115	172
City of New York, NY,
Series G-1
5.97%, 3/1/36		245	338
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		705	980
			1,490
Sovereign (5.7%)
Australia Government Bond,
3.25%, 4/21/25	AUD	600	477
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	1,000	183
Croatia Government International Bond,
1.50%, 6/17/31	EUR	155	188
Dominican Republic International Bond,
5.88%, 1/30/60 (d)		$225	221
Ecuador Government International Bond,
0.50%, 7/31/40 (d)(i)		62	37
Egypt Government Bond,
13.77%, 1/5/24	EGP	1,475	93
Egypt Government International Bond,
6.38%, 4/11/31 (d)	EUR	200	228
7.50%, 2/16/61 (d)		$200	176
Export-Import Bank of India,
3.25%, 1/15/30 (d)		200	203
Honduras Government International Bond,
5.63%, 6/24/30 (d)		150	157

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Italy Buoni Poliennali Del Tesoro,
0.65%, 10/28/27 (d)	EUR	607	761
Ivory Coast Government International Bond,
4.88%, 1/30/32 (d)		125	142
Mexican Bonos,
Series M
7.75%, 5/29/31	MXN	5,500	273
Mexico Government International Bond,
3.75%, 4/19/71		$200	173
Morocco Government International Bond,
4.00%, 12/15/50 (d)		200	183
Nigeria Government International Bond,
9.25%, 1/21/49 (d)		200	218
North Macedonia Government International Bond,
1.63%, 3/10/28 (d)	EUR	160	181
Pertamina Persero PT,
6.50%, 11/7/48 (d)		$350	466
Petroleos Mexicanos,
6.50%, 1/23/29		210	216
6.84%, 1/23/30		180	186
6.95%, 1/28/60		55	48
Republic of Italy Government International Bond,
0.88%, 5/6/24		200	200
Republic of South Africa Government Bond,
8.25%, 3/31/32	ZAR	7,358	437
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (d)		$200	194
Senegal Government International Bond,
6.25%, 5/23/33 (d)		200	209
			5,850
Supranational (0.4%)
Banque Ouest Africaine de Developpement
4.70%, 10/22/31 (d)		350	385

U.S. Treasury Security (2.4%)
U.S. Treasury Notes,
0.88%, 6/30/26		2,475	2,466
Total Fixed Income Securities (Cost $99,905)			101,664

	Shares
Short-Term Investments (10.7%)
Investment Company (9.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio -
Institutional Class (j) (Cost $9,501)		9,500,633	9,501

Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $668)		667,688	668

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

	Face Amount (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
0.06%, 7/14/22 (k) (Cost $832)	$833	833
Total Short-Term Investments (Cost $11,001)		11,002
Total Investments (110.0%) (Cost $110,906) Including $654 of Securities Loaned (l)(m)(n)		112,666
Liabilities in Excess of Other Assets (-10.0%)		(10,240)
Net Assets (100.0%)		$102,426

(a)	Amount is less than 0.05%.
(b)	Security is subject to delayed delivery.
(c)	Floating or variable rate securities: The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2021.
(f)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $654,000 and 668,000 respectively. The Fund received cash collateral of approximately $668,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2021, there was no uninvested cash collateral. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2021.
(h)	When-issued security.
(i)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Funds.
(k)	Rate shown is the yield to maturity at September 30, 2021.
(l)	Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency exchange contracts and futures contracts
(m)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(n)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,904,000 and the aggregate gross unrealized depreciation is approximately $2,222,000, resulting in net unrealized appreciation of approximately $1,682,000.

@	Value is less than $500.
CLO	Collateralized Loan Obligation.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	155		$167	11/19/21	$1
Bank of America NA		$117	EUR	100	11/19/21	(1)
Barclays Bank PLC	HUF	20,209		$68	11/19/21	3
Barclays Bank PLC	KRW	293,832		$248	11/19/21	—@
Barclays Bank PLC		$178	CHF	162	11/19/21	(4)
Barclays Bank PLC		$252	KRW	293,832	11/19/21	(4)
Barclays Bank PLC		$254	RUB	18,930	11/19/21	4
BNP Paribas SA	CHF	7		$8	11/19/21	—@
BNP Paribas SA	HUF	56,414		$190	11/19/21	9
BNP Paribas SA		$258	CNY	1,684	11/19/21	2
Citibank NA	BRL	1,224		$228	11/19/21	5
Citibank NA	EUR	2,073		$2,446	11/19/21	42
Goldman Sachs International	GBP	208		$282	11/19/21	1
Goldman Sachs International		$256	HUF	76,623	11/19/21	(9)
JPMorgan Chase Bank NA	CHF	398	EUR	370	11/19/21	2
JPMorgan Chase Bank NA	GBP	17		$23	11/19/21	1
JPMorgan Chase Bank NA		$26	BRL	136	11/19/21	(1)
JPMorgan Chase Bank NA		$259	JPY	28,290	11/19/21	(5)
JPMorgan Chase Bank NA		$251	NOK	2,217	11/19/21	3
UBS AG	AUD	665		$487	11/19/21	7
UBS AG	CAD	63		$50	11/19/21	—@
UBS AG	EUR	370	CHF	401	11/19/21	2
UBS AG	EUR	472		$552	11/19/21	4
UBS AG	NOK	2,217		$255	11/19/21	1
UBS AG		$17	CAD	21	11/19/21	(—@ )
UBS AG		$1	GBP	1	11/19/21	(—@ )
UBS AG		$222	MXN	4,462	11/19/21	(7)
UBS AG	ZAR	3,174		$212	11/19/21	3
						$59

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	31	Dec-21		$6,200	$6,822	$(6)
U.S. Treasury 5 yr. Note	13	Dec-21		1,300	1,596	(3)
U.S. Treasury Ultra Bond	45	Dec-21		4,500	8,598	(309)
U.S. Treasury10 yr. Note	4	Dec-21		400	526	—@

Short:
Euro OAT	6	Dec-21	EUR	(600)	(1,153)	18
German Euro 30 yr. Bond	1	Dec-21		(100)	(236)	8
German Euro BTP	4	Dec-21		(400)	(704)	8
German Euro Bund	2	Dec-21		(200)	(393)	6
U.S. Treasury Long Bond	7	Dec-21		$(700)	(1,115)	19
U.S. Treasury Ultra Long Bond	37	Dec-21		(3,700)	(5,374)	101
UK Long Gilt Bond	4	Dec-21	GBP	(400)	(675)	21

						$(137)

@	Value is less than $500.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	Chinese Yuan Renminbi
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
RUB	—	Russian Ruble
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	21.1%
Mortgages - Other	17.5
Agency Fixed Rate Mortgages	13.2
Finance	11.6
Asset-Backed Securities	9.3
Short-Term Investments	9.2
Other**	7.4
Commercial Mortgage-Backed Securities	5.5
Sovereign	5.2
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $27,192,000 and net unrealized depreciation of approximately $137,000.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (92.9%)
Aerospace & Defense (3.6%)
Axon Enterprise, Inc. (a)	74,266	$12,998

Biotechnology (2.0%)
Alnylam Pharmaceuticals, Inc. (a)	15,388	2,905
Exact Sciences Corp. (a)	17,890	1,708
Ginkgo Bioworks Holdings, Inc. (a)(b)	82,077	951
Intellia Therapeutics, Inc. (a)	11,682	1,567
		7,131
Diversified Holding Companies (0.5%)
BowX Acquisition Corp., Class A SPAC (a)	184,895	1,849

Entertainment (4.5%)
ROBLOX Corp., Class A (a)	170,125	12,853
Roku, Inc. (a)	10,465	3,279
		16,132
Health Care Providers & Services (3.3%)
Agilon Health, Inc. (a)	104,923	2,750
Covetrus, Inc. (a)	194,414	3,527
Guardant Health, Inc. (a)	29,640	3,705
Oak Street Health, Inc. (a)	41,279	1,756
		11,738
Health Care Technology (5.6%)
Agilon Health Topco, Inc. (a)(c)	157,700	4,051
GoodRx Holdings, Inc., Class A (a)	143,909	5,903
Teladoc Health, Inc. (a)	9,552	1,211
Veeva Systems, Inc., Class A (a)	31,427	9,056
		20,221
Information Technology Services (24.8%)
Affirm Holdings, Inc. (a)	165,858	19,759
Cloudflare, Inc., Class A (a)	174,810	19,692
Fastly, Inc., Class A (a)	238,374	9,640
Marqeta, Inc., Class A (a)	148,098	3,276
MongoDB, Inc. (a)	39,335	18,547
Okta, Inc. (a)	76,831	18,235
		89,149
Interactive Media & Services (12.2%)
Pinterest, Inc., Class A (a)	252,244	12,852
Twitter, Inc. (a)	278,852	16,840
Zillow Group, Inc., Class C (a)	48,196	4,248
ZoomInfo Technologies, Inc., Class A (a)	162,168	9,923
		43,863
Internet & Direct Marketing Retail (7.5%)
Farfetch Ltd., Class A (a)	131,945	4,945
Overstock.com, Inc. (a)	75,610	5,891
Stitch Fix, Inc., Class A (a)	100,919	4,032
Wayfair, Inc., Class A (a)	46,975	12,003
		26,871

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Leisure Products (0.8%)
Peloton Interactive, Inc., Class A (a)	33,484	2,915

Life Sciences Tools & Services (1.9%)
10X Genomics, Inc., Class A (a)	24,176	3,519
NanoString Technologies, Inc. (a)	66,069	3,172
		6,691
Metals & Mining (0.3%)
Royal Gold, Inc.	10,206	975

Pharmaceuticals (2.4%)
Royalty Pharma PLC, Class A (United Kingdom)	239,415	8,652

Real Estate Management & Development (1.6%)
Opendoor Technologies, Inc. (a)	87,316	1,793
Redfin Corp. (a)	80,099	4,013
		5,806
Software (17.6%)
Asana, Inc., Class A (a)	36,580	3,798
Bill.Com Holdings, Inc. (a)	48,889	13,051
Cipher Mining Technologies, Inc. (a)(d)	202,446	1,853
Confluent, Inc., Class A (a)(b)	37,798	2,255
Coupa Software, Inc. (a)	27,857	6,106
IronSource Ltd., Class A (Israel) (a)(d)	378,379	3,743
IronSource Ltd., (Israel) (a)	99,041	1,077
MicroStrategy, Inc., Class A (a)	2,554	1,477
Palantir Technologies, Inc., Class A (a)	202,754	4,874
Procore Technologies, Inc. (a)	18,555	1,658
Qualtrics International, Inc., Class A (a)	66,227	2,830
Trade Desk, Inc. (The), Class A (a)	126,877	8,919
UiPath, Inc., Class A (a)	32,406	1,705
Unity Software, Inc. (a)	78,409	9,899
		63,245
Specialty Retail (3.6%)
Carvana Co. (a)	42,123	12,702
Total Common Stocks (Cost $289,812)		330,938

Preferred Stocks (0.8%)
Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc. Series A-1	3,632	260

Software (0.7%)
Databricks, Inc. (a)(d)(e) (acquisition cost — $2,666; acquired 8/31/14)	12,093	2,666
Total Preferred Stocks (Cost $2,690)		2,926

Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $3,280)	74,188	2,511

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

	No. of Warrants
Warrant (0.0%) (f)
Biotechnology (0.0%) (f)
Ginkgo Bioworks Holdings, Inc., expires 12/31/27 (a) (Cost $55)	16,415	56

Short-Term Investments (7.0%)
	Shares
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	829,980	830

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $43; fully collateralized by U.S. Government obligations; 0.00%-0.13% due 10/7/21-12/31/22; valued at $44)	$43	43
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $148; fully collateralized by a U.S. Government obligation; 0.38% due 4/15/24; valued at $150)	148	148
		191
Total Securities held as Collateral on Loaned Securities (Cost $1,021)		1,021

	Shares
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $24,178)	24,178,293	24,178
Total Short-Term Investments (Cost $25,199)		25,199
Total Investments Excluding Purchased Options (100.7%) (Cost $321,036)		361,630
Total Purchased Options Outstanding (0.1%) (Cost $1,885)		401
Total Investments (100.8%) (Cost $322,921) Including $1,095 of Securities Loaned (h)(i)(j)		362,031
Liabilities in Excess of Other Assets (–0.8%)		(3,029)
Net Assets (100.0%)		$359,002

The Fund had the following Derivative Contract - PIPE open at September 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Reinvent Technology Partners Y	Aurora Innovation, Inc. (a)(d)(e)(k)(l)	$1,299,340	12/31/21	$(183)	(0.05)%

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $1,095,000 and $1,171,000, respectively. The Fund received cash collateral of approximately $1,026,000, of which approximately $1,021,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2021, there was uninvested cash collateral of approximately $5,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $145,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At September 30, 2021, this security amounted to approximately $4,051,000, which represents 1.1% of net assets of the Fund.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at September 30, 2021 amounts to approximately $8,079,000 and represents 2.3% of net assets.
(e)	At September 30, 2021, the Fund held a fair valued security and derivative contract valued at approximately $2,483,000, representing 0.7% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	Amount is less than 0.05%.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Funds.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(i)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $66,453,000 and the aggregate gross unrealized depreciation is approximately $27,526,000, resulting in net unrealized appreciation of approximately $38,927,000.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(k)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 129,934 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Aurora Innovation, Inc., and Reinvent Technology Partners Y, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both and Reinvent Technology Partners Y, and Aurora Innovation, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Reinvent Technology Partners Y, and Aurora Innovation, Inc. The investment is restricted from resale until the settlement date.
(l)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	75,453,606	75,454	$6	$403	$(397)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	60,267,001	60,267	—@	327	(327)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	75,023,260	75,023	29	373	(344)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	85,091,612	85,092	216	396	(180)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	37,813,460	37,813	98	257	(159)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	24,370,551	24,371	52	129	(77)
							$401	$1,885	$(1,484)

@	Value is less than $500.
CNH	— Chinese Yuan Renminbi Offshore
USD	— United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	25.0%
Information Technology Services	24.7
Software	18.3
Interactive Media & Services	12.2
Internet & Direct Marketing Retail	7.5
Short-Term Investments	6.7
Health Care Technology	5.6
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open PIPE contract with total unrealized depreciation of approximately $183,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (95.5%)
Angola (1.1%)
Sovereign (1.1%)
Angolan Government International Bond,
8.00%, 11/26/29 (a)	$790	$811
9.38%, 5/8/48 (a)	890	922
		1,733
Argentina (1.2%)
Sovereign (1.2%)
Argentine Republic Government International Bond,
0.50%, 7/9/30 (b)	786	290
1.00%, 7/9/29	148	57
1.13%, 7/9/35 (b)	690	228
2.00%, 1/9/38 (b)	3,150	1,229
		1,804
Armenia (0.4%)
Sovereign (0.4%)
Republic of Armenia International Bond,
3.60%, 2/2/31	250	237
3.95%, 9/26/29	460	450
		687
Azerbaijan (1.0%)
Sovereign (1.0%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	1,460	1,492

Bahrain (0.7%)
Sovereign (0.7%)
Bahrain Government International Bond,
7.50%, 9/20/47	1,050	1,084

Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	720	636

Brazil (3.4%)
Corporate Bonds (1.1%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)	1,030	1,097
MARB BondCo PLC,
3.95%, 1/29/31 (a)	480	459
Suzano Austria GmbH,
3.75%, 1/15/31	175	180
		1,736

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Sovereign (2.3%)
Brazilian Government International Bond,
3.88%, 6/12/30	200	194
4.50%, 5/30/29	420	432
5.00%, 1/27/45	1,639	1,534
6.00%, 4/7/26	1,250	1,437
		3,597
		5,333
Chile (1.9%)
Corporate Bond (0.7%)
Colbun SA,
3.15%, 3/6/30 (a)	990	1,020
Sovereign (1.2%)
Chile Government International Bond,
3.50%, 1/25/50	900	901
3.86%, 6/21/47	230	248
Empresa Nacional del Petroleo,
4.75%, 12/6/21	761	766
		1,915
		2,935
China (3.0%)
Sovereign (3.0%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	390	484
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	650	695
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)(c)	1,600	1,679
Three Gorges Finance I Cayman Islands Ltd.,
3.70%, 6/10/25	750	807
3.70%, 6/10/25 (a)	838	902
		4,567
Colombia (2.3%)
Corporate Bond (0.2%)
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	268	280

Sovereign (2.1%)
Colombia Government International Bond,
3.00%, 1/30/30 (c)	556	527
4.13%, 5/15/51	1,100	948
5.00%, 6/15/45	1,740	1,702
		3,177
		3,457
Costa Rica (0.8%)
Sovereign (0.8%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)	380	391
7.00%, 4/4/44	260	257
7.16%, 3/12/45	540	542
		1,190

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Croatia (0.3%)
Sovereign (0.3%)
Croatia Government International Bond,
6.00%, 1/26/24		400	447

Dominican Republic (4.2%)
Sovereign (4.2%)
Dominican Republic International Bond,
4.88%, 9/23/32 (a)		230	235
5.30%, 1/21/41 (a)		710	704
5.88%, 1/30/60 (a)		1,360	1,334
6.00%, 7/19/28 (a)		570	646
6.85%, 1/27/45 (a)		740	828
6.88%, 1/29/26 (a)		820	949
7.45%, 4/30/44 (a)		739	883
9.75%, 6/5/26 (a)	DOP	44,050	948
			6,527
Ecuador (2.1%)
Sovereign (2.1%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		$273	147
0.50%, 7/31/40 (b)		265	155
0.50%, 7/31/40 (a)(b)		1,126	658
1.00%, 7/31/35 (b)		440	292
1.00%, 7/31/35 (a)(b)		1,707	1,133
5.00%, 7/31/30 (a)(b)		937	790
			3,175
Egypt (4.9%)
Sovereign (4.9%)
Egypt Government Bond,
13.77%, 1/5/24	EGP	20,850	1,319
14.06%, 1/12/26		14,260	902
Egypt Government International Bond,
4.75%, 4/16/26	EUR	510	595
5.25%, 10/6/25 (a)		$550	562
5.80%, 9/30/27 (a)	EUR	880	866
6.38%, 4/11/31 (a)		$1,050	1,196
6.59%, 2/21/28		330	332
7.50%, 2/16/61 (a)		770	678
8.15%, 11/20/59 (a)		840	778
8.88%, 5/29/50 (a)		340	338
			7,566
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
6.38%, 1/18/27		1,141	856
8.63%, 2/28/29 (a)(c)		370	285
			1,141

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon,
6.95%, 6/16/25 (a)	610	662

Ghana (1.3%)
Sovereign (1.3%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)	460	414
8.88%, 5/7/42 (a)	680	634
8.95%, 3/26/51 (a)	1,070	978
		2,026
Guatemala (0.9%)
Sovereign (0.9%)
Guatemala Government Bond,
4.88%, 2/13/28	687	744
6.13%, 6/1/50 (a)	320	369
Republic of Guatemala,
4.65%, 10/7/41	310	302
		1,415
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond,
5.63%, 6/24/30 (a)	180	188

Hungary (1.1%)
Sovereign (1.1%)
Hungary Government International Bond,
5.38%, 3/25/24	1,250	1,389
7.63%, 3/29/41	220	367
		1,756

India (0.5%)
Sovereign (0.5%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	790	840

Indonesia (5.4%)
Sovereign (5.4%)
Indonesia Government International Bond,
3.85%, 7/18/27	400	444
4.13%, 1/15/25	1,484	1,627
4.45%, 4/15/70	660	755
4.75%, 1/8/26 (a)	830	944
4.75%, 1/8/26	990	1,126
5.35%, 2/11/49 (c)	200	258
5.88%, 1/15/24	1,250	1,395
Pertamina Persero PT,
6.45%, 5/30/44 (a)	680	889
6.50%, 11/7/48 (a)	660	878
		8,316

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond,
4.88%, 1/30/32 (a)	EUR	590	667

Jamaica (0.8%)
Sovereign (0.8%)
Jamaica Government International Bond,
7.88%, 7/28/45		$720	1,002
8.00%, 3/15/39		150	208
			1,210
Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		840	873

Kazakhstan (2.0%)
Sovereign (2.0%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)		200	230
5.13%, 7/21/25		1,000	1,151
6.50%, 7/21/45		320	463
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)		980	1,263
			3,107
Kenya (0.8%)
Sovereign (0.8%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)		1,110	1,230

Lebanon (0.3%)
Sovereign (0.3%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (d)(e)		2,940	495

Luxembourg (0.2%)
Corporate Bond (0.2%)
Millicom International Cellular SA,
4.50%, 4/27/31 (a)		357	374

Malaysia (1.4%)
Corporate Bond (0.9%)
Petronas Capital Ltd.,
3.50%, 4/21/30		1,250	1,355

Sovereign (0.5%)
Petronas Capital Ltd.,
3.50%, 3/18/25		720	772
			2,127

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Mexico (7.1%)
Corporate Bond (0.3%)
Cemex SAB de CV,
5.13%, 6/8/26 (a)(f)		400	408

Sovereign (6.8%)
Banco Nacional de Comercio Exterior SNC,
2.72%, 8/11/31 (a)		600	604
Mexican BonosSeries M,
7.75%, 5/29/31	MXN	29,597	1,471
Mexico Government International Bond,
3.75%, 4/19/71		$410	355
4.15%, 3/28/27 (c)		1,244	1,406
4.50%, 4/22/29		410	461
Petroleos Mexicanos,
6.84%, 1/23/30		1,501	1,552
6.88%, 10/16/25 (a)		575	630
6.95%, 1/28/60		470	412
7.69%, 1/23/50		3,738	3,545
			10,436
			10,844
Mongolia (0.7%)
Sovereign (0.7%)
Mongolia Government International Bond,
4.45%, 7/7/31 (a)		380	369
5.13%, 4/7/26 (a)		240	252
5.63%, 5/1/23		399	420
			1,041
Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond,
4.00%, 12/15/50 (a)		610	558

Nigeria (3.1%)
Corporate Bond (0.7%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		950	1,018

Sovereign (2.4%)
Nigeria Government International Bond,
6.38%, 7/12/23		270	286
6.50%, 11/28/27 (a)		920	956
7.14%, 2/23/30 (a)		860	879
7.38%, 9/28/33 (a)		200	202
8.25%, 9/28/51 (a)		360	363
9.25%, 1/21/49 (a)		900	982
			3,668
			4,686

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Oman (3.2%)
Sovereign (3.2%)
Oman Government International Bond,
6.00%, 8/1/29 (a)(c)	2,200	2,320
6.25%, 1/25/31 (a)	2,370	2,540
		4,860
Panama (2.1%)
Corporate Bond (0.2%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)	375	387

Sovereign (1.9%)
Panama Government International Bond,
3.87%, 7/23/60	470	461
4.00%, 9/22/24	914	982
4.50%, 4/1/56	450	491
8.88%, 9/30/27	763	1,043
		2,977
		3,364
Paraguay (1.3%)
Sovereign (1.3%)
Paraguay Government International Bond,
4.95%, 4/28/31 (a)	600	679
5.40%, 3/30/50 (a)	1,100	1,268
		1,947
Peru (2.7%)
Corporate Bond (0.2%)
Intercorp Peru Ltd.,
3.88%, 8/15/29	320	313

Sovereign (2.5%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	998	1,046
Peruvian Government International Bond,
5.63%, 11/18/50 (c)	890	1,208
6.55%, 3/14/37	1,150	1,555
		3,809
		4,122
Philippines (2.0%)
Sovereign (2.0%)
Philippine Government International Bond,
3.95%, 1/20/40	386	422
9.50%, 2/2/30	1,749	2,714
		3,136
Poland (0.6%)
Sovereign (0.6%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	940	976

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Qatar (3.3%)
Sovereign (3.3%)
Qatar Government International Bond,
3.75%, 4/16/30 (a)		760	857
4.00%, 3/14/29		420	478
4.82%, 3/14/49 (a)		2,870	3,699
			5,034
Romania (1.4%)
Sovereign (1.4%)
Romanian Government International Bond,
1.75%, 7/13/30 (a)	EUR	315	357
2.00%, 4/14/33		$330	366
4.00%, 2/14/51		830	830
4.38%, 8/22/23		94	100
4.88%, 1/22/24		500	544
			2,197
Russia (3.9%)
Sovereign (3.9%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22		1,800	1,836
5.63%, 4/4/42		3,200	4,153
			5,989
Saudi Arabia (2.9%)
Corporate Bond (0.5%)
SA Global Sukuk Ltd.,
2.69%, 6/17/31 (a)		780	788

Sovereign (2.4%)
Saudi Government International Bond,
3.45%, 2/2/61 (a)		1,000	984
4.38%, 4/16/29		1,100	1,269
5.25%, 1/16/50 (a)		1,080	1,400
			3,653
			4,441
Senegal (0.6%)
Sovereign (0.6%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		920	961

Serbia (0.2%)
Sovereign (0.2%)
Serbia International Bond,
2.13%, 12/1/30 (a)		310	291

South Africa (1.5%)
Sovereign (1.5%)
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28		710	787
Republic of South Africa Government International Bond,
4.30%, 10/12/28		1,540	1,552
			2,339

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Sri Lanka (1.5%)
Sovereign (1.5%)
Sri Lanka Government International Bond,
6.20%, 5/11/27	1,800	1,108
7.55%, 3/28/30	1,900	1,165
		2,273
Turkey (3.5%)
Sovereign (3.5%)
Hazine Mustesarligi Varlik Kiralama AS,
5.13%, 6/22/26 (a)(c)	690	683
Turkey Government International Bond,
4.88%, 4/16/43 (c)	630	492
5.75%, 3/22/24	1,580	1,619
5.88%, 6/26/31	1,080	1,016
6.38%, 10/14/25	830	854
6.88%, 3/17/36	700	682
		5,346
Ukraine (2.5%)
Sovereign (2.5%)
Ukraine Government International Bond,
7.75%, 9/1/23 – 9/1/26	3,550	3,824
United Arab Emirates (3.5%)
Corporate Bond (0.6%)
Galaxy Pipeline Assets Bidco Ltd.,
3.25%, 9/30/40 (a)	965	975
Sovereign (2.9%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)	1,750	1,830
2.70%, 9/2/70 (a)	820	736
3.13%, 5/3/26	938	1,015
DP World Crescent Ltd.,
4.85%, 9/26/28	740	846
		4,427
		5,402
Uruguay (1.7%)
Sovereign (1.7%)
Uruguay Government International Bond,
4.38%, 10/27/27	1,100	1,264
5.10%, 6/18/50	1,020	1,301
		2,565
Uzbekistan (0.3%)
Sovereign (0.3%)
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (a)	410	398

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Venezuela (0.6%)
Sovereign (0.6%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (d)(e)	15,740	944
Zambia (0.3%)
Sovereign (0.3%)
Zambia Government International Bond,
5.38%, 9/20/22	650	490
Total Fixed Income Securities (Cost $153,066)		147,088

No. of Warrants
Warrant (0.0%) (g)
Venezuela (0.0%) (g)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (h) (Cost $—)	3,750	8

Shares
Short-Term Investments (6.9%)
Securities held as Collateral on Loaned Securities (2.8%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i)	3,456,657	3,457

	Face Amount (000)
Repurchase Agreements (0.5%)
HSBC Securities USA, Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $181; fully collateralized by U.S. Government obligations; 0.00%-0.13% due 10/7/21-12/31/22; valued at $184)	$181	181
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $614; fully collateralized by a U.S. Government obligation; 0.38% due 4/15/24; valued at $627)	614	614
		795
Total Securities held as Collateral on Loaned Securities (Cost $4,252)		4,252

Shares
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i) (Cost $5,443)	5,443,239	5,443

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

	Face Amount (000)
Sovereign (0.6%)
Egypt (0.6%)
Egypt Treasury Bill,
12.95%, 9/13/22 (Cost $953)	EGP	16,800	957
Total Short-Term Investments (Cost $10,648)			10,652
Total Investments (102.4%) (Cost $163,714) Including $7,320 of Securities Loaned (j)(k)(l)			157,748
Liabilities in Excess of Other Assets (–2.4%)			(3,628)
Net Assets (100.0%)			$154,120

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $7,320,000 and $7,484,000, respectively. The Fund received cash collateral of approximately $4,273,000, of which approximately $4,252,000, was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2021, there was uninvested cash collateral of approximately $21,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $3,211,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Non-income producing security; bond in default.
(e)	Issuer in bankruptcy.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2021.
(g)	Amount is less than 0.05%.
(h)	Perpetual maturity date. Date disclosed is the last expiration date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(k)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(l)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,287,000 and the aggregate gross unrealized depreciation is approximately $14,221,000, resulting in net unrealized depreciation of approximately $5,934,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA		$388	EUR	330	11/22/21	$(5)
Citibank NA	MXN	16,000		$776	11/22/21	6
JPMorgan Chase Bank NA	EUR	3,230		$3,776	11/22/21	31
						$32

DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
MXN	—	Mexican Peso

Portfolio Composition*
Classification	Percentage of Total Investments
Sovereign	90.2%
Corporate Bonds	5.6
Other**	4.2
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $32,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Argentina (1.8%)
Globant SA (a)	14,576	$4,096

Brazil (3.6%)
Hapvida Participacoes e Investimentos SA	862,462	2,152
Lojas Renner SA	371,337	2,347
Petroleo Brasileiro SA	353,304	1,826
Petroleo Brasileiro SA (Preference)	418,257	2,092
		8,417
China (17.3%)
Alibaba Group Holding Ltd. (a)(b)	91,796	1,699
China Construction Bank Corp. H Shares (b)	5,687,230	4,059
China Mengniu Dairy Co., Ltd. (b)	520,000	3,349
China Merchants Bank Co., Ltd. H Shares (b)	526,000	4,186
China Resources Beer Holdings Co., Ltd. (b)	396,000	2,929
China Tourism Group Duty Free Corp. Ltd., Class A	16,300	653
Jiangsu Hengrui Medicine Co., Ltd., Class A	145,909	1,133
Kweichow Moutai Co., Ltd., Class A	7,291	2,058
Li Ning Co., Ltd. (b)	53,500	617
Meituan, Class B (a)(b)	122,400	3,907
Proya Cosmetics Co. Ltd., Class A	22,800	610
Shenzhou International Group Holdings Ltd. (b)	173,200	3,676
Tencent Holdings Ltd. (b)	171,800	10,256
Wuxi Biologics Cayman, Inc. (a)(b)	49,000	795
		39,927
Germany (1.1%)
Infineon Technologies AG	61,624	2,520

Hong Kong (1.1%)
Hong Kong Exchanges & Clearing Ltd.	42,400	2,605

India (12.4%)
Asian Paints Ltd.	39,678	1,730
Bharti Airtel Ltd.	68,376	632
Eicher Motors Ltd.	26,499	991
HDFC Bank Ltd. ADR	32,802	2,397
Hindalco Industries Ltd.	316,246	2,070
Housing Development Finance Corp., Ltd.	121,273	4,482
ICICI Bank Ltd.	363,497	3,416
ICICI Prudential Life Insurance Co., Ltd.	195,242	1,763
Infosys Ltd.	117,334	2,631
Infosys Ltd. ADR	34,407	765
Mahindra & Mahindra Financial Services Ltd.	292,368	725
Mahindra & Mahindra Ltd.	130,720	1,408
Reliance Industries Ltd.	53,367	1,806
Reliance Industries Partly Paid	108,351	2,716
Shree Cement Ltd.	2,940	1,143
		28,675
Indonesia (2.1%)
Bank Central Asia Tbk PT	1,217,800	2,966
Bank Mandiri Persero Tbk PT	2,930,100	1,252

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Bukalapak.com PT Tbk (a)	11,127,600	669
		4,887
Korea, Republic of (8.9%)
Hyundai Motor Co.	4,922	819
Kakao Corp.	14,079	1,385
KakaoBank Corp. (a)	3,227	186
Kia Corp.	12,388	837
LG Chem Ltd.	1,575	1,021
NAVER Corp.	4,009	1,301
Samsung Electronics Co., Ltd.	195,785	12,138
Samsung SDI Co., Ltd.	3,208	1,914
SK Hynix, Inc.	10,894	933
		20,534
Mexico (3.7%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	169,200	3,156
Grupo Financiero Banorte SAB de CV Series O	391,630	2,510
Wal-Mart de Mexico SAB de CV	885,453	3,001
		8,667
Netherlands (1.9%)
ASML Holding N.V.	5,992	4,465

Panama (1.2%)
Copa Holdings SA, Class A (a)	34,194	2,783

Poland (2.2%)
Allegro.eu SA (a)	94,046	1,366
LPP SA	997	3,713
		5,079
Russia (8.9%)
Fix Price Group Ltd. GDR	128,200	1,152
Fix Price Group Ltd. GDR (Registered GDR)	73,188	656
LUKOIL PJSC ADR	30,629	2,909
Novatek PJSC (Registered GDR)	16,636	4,356
Ozon Holdings PLC ADR (a)	32,454	1,637
TCS Group Holding PLC GDR	62,620	5,694
Yandex N.V., Class A (a)	50,952	4,060
		20,464
Singapore (2.1%)
Sea Ltd. ADR (a)	15,020	4,787

South Africa (5.1%)
Anglo American Platinum Ltd.	18,978	1,639
Anglo American PLC	145,539	5,134
Capitec Bank Holdings Ltd.	24,703	2,995
Clicks Group Ltd.	31,763	586
Mr Price Group Ltd.	104,723	1,405
		11,759
Taiwan (15.2%)
Airtac International Group	84,000	2,613
ASE Technology Holding Co., Ltd.	923,738	3,574
Delta Electronics, Inc.	477,000	4,274
MediaTek, Inc.	53,000	1,706

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Novatek Microelectronics Corp.	102,000	1,482
Silergy Corp.	17,000	2,472
Taiwan Semiconductor Manufacturing Co., Ltd.	913,000	18,883
		35,004
United Kingdom (2.7%)
Avast PLC	249,524	1,907
Mondi PLC	172,178	4,240
		6,147
United States (5.9%)
Applied Materials, Inc.	17,275	2,224
EPAM Systems, Inc. (a)	6,209	3,542
Lam Research Corp.	3,164	1,801
MercadoLibre, Inc. (a)	2,301	3,864
NIKE, Inc., Class B	15,394	2,236
		13,667
Total Common Stocks (Cost $142,826)		224,483

No. of Rights
Right (0.0%) (c)
India (0.0%) (c)
Bharti Airtel Ltd. (India) (Cost $—)	4,883	10

	Shares
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $4,989)	4,988,811	4,989
Total Investments (99.4%) (Cost $147,815) (e)(f)(g)		229,482
Other Assets in Excess of Liabilities (0.6%)		1,452
Net Assets (100.0%)		$230,934

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Amount is less than 0.05%.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(f)	The approximate fair value and percentage of net assets, $166,735,000 and 72.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $86,425,000 and the aggregate gross unrealized depreciation is approximately $4,758,000, resulting in net unrealized appreciation of approximately $81,667,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	44.4%
Semiconductors & Semiconductor Equipment	17.5
Banks	12.9
Interactive Media & Services	7.4
Oil, Gas & Consumable Fuels	6.8
Internet & Direct Marketing Retail	5.7
Tech Hardware, Storage & Peripherals	5.3
Total Investments	100.0%

*        Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
France (6.0%)
L'Oreal SA (BSRM)	1,398	$579
LVMH Moet Hennessy Louis Vuitton SE	806	577
Pernod Ricard SA	4,326	954
		2,110
Germany (4.5%)
SAP SE	11,938	1,614

Italy (0.6%)
Davide Campari-Milano N.V.	15,484	217

Netherlands (2.1%)
Heineken N.V.	7,070	738

United Kingdom (12.3%)
British American Tobacco PLC	21,412	748
Experian PLC	9,356	392
Reckitt Benckiser Group PLC	29,350	2,306
RELX PLC (Euronext N.V.)	6,420	186
RELX PLC (LSE)	24,633	709
		4,341
United States (72.9%)
Abbott Laboratories	12,805	1,513
Accenture PLC, Class A	5,307	1,698
Automatic Data Processing, Inc.	6,726	1,345
Baxter International, Inc.	18,827	1,514
Becton Dickinson & Co.	5,931	1,458
Broadridge Financial Solutions, Inc.	448	75
Coca-Cola Co. (The)	11,601	609
Danaher Corp.	5,598	1,704
Estee Lauder Cos., Inc. (The), Class A	1,282	385
Factset Research Systems, Inc.	442	174
Fidelity National Information Services, Inc.	6,050	736
Intercontinental Exchange, Inc.	9,636	1,106
Microsoft Corp.	11,923	3,361
Moody's Corp.	1,208	429
NIKE, Inc., Class B	2,719	395
Philip Morris International, Inc.	30,827	2,922
Procter & Gamble Co. (The)	11,334	1,585
Roper Technologies, Inc.	1,662	741
Thermo Fisher Scientific, Inc.	2,887	1,649
Visa, Inc., Class A	8,235	1,834
Zoetis, Inc.	2,573	500
		25,733
Total Common Stocks (Cost $19,498)		34,753

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $588)	587,719	588

Morgan Stanley Variable Insurance Fund, Inc.
Global Franchise Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2021 (unaudited)(cont’d)

Total Investments (100.1%) (Cost $20,086) (b)(c)(d)	35,341
Liabilities in Excess of Other Assets (–0.1%)	(45)
Net Assets (100.0%)	$35,296

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(b)	The approximate fair value and percentage of net assets, $9,020,000 and 25.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,274,000 and the aggregate gross unrealized depreciation is approximately $19,000, resulting in net unrealized appreciation of approximately $15,255,000.

BSRM	Berlin Second Regulated Market.
Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.8%
Health Care Equipment & Supplies	17.5
Information Technology Services	16.1
Software	14.1
Household Products	11.0
Tobacco	10.4
Beverages	7.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (96.2%)
Australia (4.3%)
Atlas Arteria Ltd. (a)	169,955	$784
Sydney Airport (a)(b)	97,584	573
Transurban Group	22,306	225
Transurban Group (a)(c)	209,293	2,109
		3,691
Canada (11.4%)
Enbridge, Inc.	71,449	2,846
GFL Environmental, Inc.	16,682	620
Gibson Energy, Inc.	145,918	2,680
Pembina Pipeline Corp.	39,493	1,252
TC Energy Corp.	47,495	2,286
		9,684
China (7.3%)
China Gas Holdings Ltd. (d)	1,106,600	3,268
GDS Holdings Ltd. ADR (b)	18,315	1,037
Jiangsu Expressway Co., Ltd. H Shares (d)	550,000	556
Zhejiang Expressway Co., Ltd., Class H (d)	1,644,000	1,357
		6,218
Denmark (1.1%)
Orsted A/S	6,860	904

France (5.5%)
Getlink SE	44,968	703
Vinci SA	37,949	3,947
		4,650
Germany (1.0%)
Vantage Towers AG	25,536	862

Hong Kong (1.0%)
Power Assets Holdings Ltd.	148,500	871

Italy (4.0%)
Atlantia SpA (b)	31,955	603
Infrastrutture Wireless Italiane SpA	122,159	1,361
Terna SpA	196,871	1,397
		3,361
Japan (2.0%)
Central Japan Railway Co.	3,600	575
East Japan Railway Co.	15,800	1,116
		1,691
Mexico (2.8%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	103,914	1,208
Grupo Aeroportuario del Sureste SAB de CV, Class B	63,291	1,181
		2,389

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

New Zealand (0.6%)
Auckland International Airport Ltd. (b)	99,209	533

Portugal (1.3%)
EDP Renovaveis SA	44,924	1,115

Spain (5.7%)
Aena SME SA (b)	5,230	902
Cellnex Telecom SA	27,270	1,682
Ferrovial SA	44,807	1,308
Iberdrola SA	98,812	994
		4,886
Switzerland (1.1%)
Flughafen Zurich AG (Registered) (b)	5,139	916

United Kingdom (5.2%)
National Grid PLC	245,430	2,925
Pennon Group PLC	40,570	618
Severn Trent PLC	25,027	876
		4,419
United States (41.9%)
Ameren Corp.	14,839	1,202
American Electric Power Co., Inc.	25,718	2,088
American Tower Corp. REIT	23,843	6,328
American Water Works Co., Inc.	12,541	2,120
Atmos Energy Corp.	10,771	950
Avangrid, Inc. (c)	15,536	755
CenterPoint Energy, Inc.	8,473	208
Cheniere Energy, Inc. (b)	23,866	2,331
Crown Castle International Corp. REIT	25,438	4,409
Edison International	24,874	1,380
Eversource Energy	19,100	1,562
NextEra Energy, Inc.	17,226	1,352
ONEOK, Inc.	29,713	1,723
Republic Services, Inc.	10,254	1,231
SBA Communications Corp. REIT	8,049	2,661
Sempra Energy	17,899	2,264
Targa Resources Corp.	31,350	1,543
Williams Cos., Inc. (The)	58,132	1,508
		35,615
Total Common Stocks (Cost $64,246)		81,805

Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $3,214)	3,214,448	3,214
Total Investments (100.0%) (Cost $67,460) Including $2,119 of Securities Loaned (f)(g)(h)		85,019
Other Assets in Excess of Liabilities (0.0%) (i)		29
Net Assets (100.0%)		$85,048

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $2,119,000 and $2,164,000, respectively. The Fund received non-cash collateral of approximately $2,164,000, in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Security trades on the Hong Kong exchange.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $32,855,000 and 38.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,895,000 and the aggregate gross unrealized depreciation is approximately $1,336,000, resulting in net unrealized appreciation of approximately $17,559,000.
(i)	Amount is less than 0.05%.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	26.6%
Communications	21.6
Other*	16.0
Electricity Transmission & Distribution	15.7
Toll Roads	7.5
Diversified	6.4
Airports	6.2
Total Investments	100.0%

   *   Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Australia (3.1%)
Charter Hall Group REIT	43,467	$526
GPT Group (The) REIT	92,278	332
Mirvac Group REIT	58,293	124
National Storage REIT	162,841	267
Stockland REIT	145,923	463
		1,712
Austria (0.5%)
CA Immobilien Anlagen AG	6,056	256

Canada (2.0%)
Dream Industrial REIT	52,953	677
InterRent REIT	20,171	267
Tricon Residential, Inc.	11,487	153
		1,097
China (2.2%)
China Resources Land Ltd. (a)	30,000	126
China Resources Mixc Lifestyle Services Ltd. (a)	39,600	218
Country Garden Services Holdings Co. Ltd. (a)	31,000	245
GDS Holdings Ltd. ADR (b)	3,881	220
Longfor Group Holdings Ltd. (a)	79,500	363
		1,172
Finland (0.3%)
Kojamo Oyj	8,655	180

France (2.8%)
Gecina SA REIT	4,168	561
ICADE REIT	4,023	314
Klepierre SA REIT	8,907	199
Mercialys SA REIT	40,759	433
		1,507
Germany (3.0%)
Alstria Office AG REIT	9,959	181
Deutsche EuroShop AG	4,119	84
Deutsche Wohnen SE	3,641	223
LEG Immobilien SE	2,381	336
Vonovia SE	13,604	816
		1,640
Hong Kong (5.1%)
ESR Cayman Ltd. (b)	234,800	709
Hongkong Land Holdings Ltd.	59,700	285
Link REIT	64,360	551
Sun Hung Kai Properties Ltd.	51,893	648
Wharf Real Estate Investment Co., Ltd.	110,420	567
		2,760
Ireland (0.8%)
Hibernia REIT PLC	329,218	445

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Japan (10.2%)
Activia Properties, Inc. REIT	45	184
Daiwa Securities Living Investments Corp. REIT	162	162
Frontier Real Estate Investment Corp. REIT	15	66
GLP J-REIT	309	507
Hoshino Resorts, Inc. REIT	35	231
Japan Metropolitan Fund Investment Corp. REIT	358	344
Japan Real Estate Investment Corp. REIT	86	516
Mitsubishi Estate Co., Ltd.	22,700	361
Mitsui Fudosan Co., Ltd. (c)	47,200	1,121
Nippon Building Fund, Inc. REIT	85	552
Nippon Prologis Inc. REIT	147	491
Nomura Real Estate Master Fund, Inc. REIT	177	255
Orix, Inc. J-REIT	157	273
Sumitomo Realty & Development Co., Ltd.	14,600	534
		5,597
Malta (0.0%) (d)
BGP Holdings PLC (e)	5,886,464	8

Netherlands (1.3%)
Eurocommercial Properties N.V. REIT	18,462	395
NSI N.V. REIT	9,097	337
		732
Singapore (1.6%)
Frasers Logistics & Commercial Trust REIT	183,400	205
Keppel DC REIT	198,500	362
Mapletree Industrial Trust REIT	137,757	281
		848
Spain (1.4%)
Inmobiliaria Colonial Socimi SA REIT	21,624	210
Merlin Properties Socimi SA REIT	54,660	560
		770
Sweden (1.2%)
Atrium Ljungberg AB, Class B	1,274	27
Fabege AB (c)	21,616	326
Hufvudstaden AB, Class A	18,753	280
		633
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	1,897	229

United Kingdom (4.5%)
British Land Co., PLC (The) REIT	86,482	574
Derwent London PLC REIT	2,613	121
Empiric Student Property PLC REIT (b)	143,980	172
Grainger PLC	49,570	203
Hammerson PLC REIT (c)	454,946	196
Helical PLC	16,355	98
Land Securities Group PLC REIT	67,024	625
Segro PLC REIT	20,756	333

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

Workspace Group PLC REIT	14,254	158
		2,480
United States (58.8%)
Agree Realty Corp. REIT	15,238	1,009
Alexandria Real Estate Equities, Inc. REIT	5,806	1,109
AvalonBay Communities, Inc. REIT	7,354	1,630
Boyd Gaming Corp. (b)	10,712	678
Brixmor Property Group, Inc. REIT	41,391	915
Caesars Entertainment, Inc. (b)	3,374	379
Empire State Realty Trust, Inc., Class A REIT	60,251	604
Equinix, Inc. REIT	3,192	2,522
Extra Space Storage, Inc. REIT	5,978	1,004
Healthcare Trust of America, Inc., Class A REIT	16,080	477
Healthpeak Properties, Inc. REIT	40,459	1,355
Invitation Homes, Inc. REIT	30,737	1,178
Kilroy Realty Corp. REIT	9,202	609
Kite Realty Group Trust REIT	21,336	434
Lamar Advertising Co., Class A REIT	3,937	447
Life Storage, Inc. REIT	8,261	948
Medical Properties Trust, Inc. REIT	30,711	616
NETSTREIT Corp. REIT	38,124	902
Prologis, Inc. REIT	30,143	3,781
Public Storage REIT	7,913	2,351
Retail Properties of America, Inc., Class A REIT	33,755	435
RPT Realty REIT	42,587	544
SITE Centers Corp. REIT	43,907	678
Sun Communities, Inc. REIT	8,435	1,561
UDR, Inc. REIT	37,622	1,994
Ventas, Inc. REIT	18,296	1,010
VICI Properties, Inc. REIT	40,263	1,144
Welltower, Inc. REIT	22,507	1,855
		32,169
Total Common Stocks (Cost $48,478)		54,235
Short-Term Investments (1.1%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	363,480	363

	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc. (0.05%, dated 9/30/21, due 10/1/21; proceeds $19; fully collateralized by U.S. Government obligations; 0.00%-0.13% due 10/7/21-12/31/22; valued at $19)	$19	19
Merrill Lynch & Co., Inc. (0.05%, dated 9/30/21, due 10/1/21; proceeds $65; fully collateralized by a U.S. Government obligation; 0.38% due 4/15/24; valued at $66)	65	65
		84
Total Securities held as Collateral on Loaned Securities (Cost $447)		447

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $180)	180,170	180
Total Short-Term Investments (Cost $627)		627
Total Investments (100.3%) (Cost $49,105) Including $1,477 of Securities Loaned (g)(h)(i)		54,862
Liabilities in Excess of Other Assets (–0.3%)		(180)
Net Assets (100.0%)		$54,682

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $1,477,000 and $1,570,000, respectively. The Fund received cash collateral of approximately $449,000, of which approximately $447,000 was subsequently invested in a Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2021, there was uninvested cash collateral of approximately $2,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,121,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Amount is less than 0.05%.
(e)	At September 30, 2021, the Fund held a fair valued security valued at approximately $8,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately less than $500 relating to the Fund's investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $20,346,000 and 37.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(i)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,615,000 and the aggregate gross unrealized depreciation is approximately $858,000, resulting in net unrealized appreciation of approximately $5,757,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition *

Classification	Percentage of Total Investments
Diversified	21.7%
Residential	16.8
Retail	13.2
Industrial	11.9
Office	11.7
Health Care	9.8
Self Storage	8.4
Other**	6.5
Total Investments	100.0%

*	Percentage indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (50.0%)
Agency Adjustable Rate Mortgage (0.0%) (a)
United States (0.0%) (a)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.63%, 1.94%, 7/1/45 (Cost $7)		$7	$7

Agency Fixed Rate Mortgages (2.9%)
United States (2.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
4.50%, 1/1/49		12	13
Gold Pools:
3.50%, 2/1/45 – 6/1/45		218	238
4.50%, 1/1/49		11	12
Federal National Mortgage Association,
Conventional Pools:
3.50%, 1/1/51		741	784
4.00%, 11/1/41 – 1/1/46		235	259
4.50%, 3/1/41 – 11/1/44		104	115
5.00%, 1/1/41 – 3/1/41		38	43
6.00%, 1/1/38		8	10
6.50%, 8/1/38		2	2
December TBA:
2.00%, 12/1/51 (b)		650	649
2.50%, 12/1/51 (b)		300	308
November TBA:
3.00%, 11/1/51 (b)		520	543
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		16	18
5.00%, 2/20/49 – 3/20/49		18	19
Total Agency Fixed Rate Mortgages (Cost $2,993)			3,013

Asset-Backed Securities (0.4%)
United States (0.4%)
Freed ABS Trust,
3.06%, 3/18/27 (c)		100	101
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 1.44%, 3/25/33 (d)		73	73
North Carolina State Education Assistance Authority,
3 Month USD LIBOR + 0.80%, 0.93%, 7/25/25 (d)		2	2
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 1.66%, 12/25/34 (d)		75	75
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 0.85%, 12/25/32 (d)		78	76
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.01%, 7/25/39 (d)	EUR	94	108
Total Asset-Backed Securities (Cost $425)			435

Commercial Mortgage-Backed Securities (0.6%)
United Kingdom (0.1%)
Taurus DAC,
3 Month GBP LIBOR + 1.10%, 1.17%, 5/22/28 (d)	GBP	59	80

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

United States (0.5%)
COMM Mortgage Trust,
3.28%, 1/10/46		$45	46
3.96%, 3/10/47		144	154
4.91%, 7/15/47 (c)(d)		100	102
Commercial Mortgage Pass-Through Certificates,
4.24%, 2/10/47 (d)		77	82
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	40
WFRBS Commercial Mortgage Trust,
5.17%, 9/15/46 (c)(d)		140	136
			560
Total Commercial Mortgage-Backed Securities (Cost $618)			640

Corporate Bonds (12.8%)
Australia (0.4%)
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		50	53
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		200	203
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	100	124
Westpac Banking Corp.,
2.67%, 11/15/35		$75	73
			453
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36	EUR	75	104

Canada (0.7%)
Enbridge, Inc.,
2.50%, 1/15/25		$125	130
Province of British Columbia Canada,
2.00%, 10/23/22		200	204
Province of Ontario Canada,
2.30%, 6/15/26		190	201
Province of Quebec Canada,
1.35%, 5/28/30		240	234
			769
China (0.2%)
Baidu, Inc.,
2.88%, 7/6/22		200	203

Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23		140	151

France (0.6%)
BNP Paribas SA,
1.13%, 6/11/26	EUR	125	151
BPCE SA,
5.15%, 7/21/24 (c)		$200	221
Orange SA,
5.00%, 10/1/26 (e)	EUR	100	138

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

TotalEnergies SE,
3.88%, 5/18/22 (e)		100	118
			628
Germany (0.9%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$200	213
Daimler Finance North America LLC,
0.75%, 3/1/24 (c)		175	175
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)		150	165
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	190	245
Volkswagen International Finance N.V.,
Series 10Y
1.88%, 3/30/27		100	126
			924
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		$200	211

Ireland (0.0%) (a)
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (c)		50	51

Japan (0.2%)
NTT Finance Corp.,
1.59%, 4/3/28 (c)		200	198

Korea, Republic of (0.6%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)		200	210
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)		200	212
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		200	195
			617
Netherlands (0.1%)
ASR Nederland N.V.,
5.00%, 9/30/24 (e)	EUR	100	131

Qatar (0.2%)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (c)		$200	204

Saudi Arabia (0.2%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		200	216

Spain (0.5%)
Banco Santander SA,
3.13%, 1/19/27	EUR	100	131
5.18%, 11/19/25		$200	227
CaixaBank SA,
0.75%, 4/18/23	EUR	100	118
			476

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Switzerland (0.9%)
Credit Suisse Group AG,
2.19%, 6/5/26 (c)		$500	510
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	209
UBS Group AG,
3.49%, 5/23/23 (c)		200	204
			923
United Arab Emirates (0.4%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	210
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		225	222
			432
United Kingdom (1.3%)
BAT Capital Corp.,
3.56%, 8/15/27		125	135
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	100	138
4.25%, 3/14/24		$200	215
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	100	120
2.25%, 10/16/24	GBP	100	139
Nationwide Building Society,
3.77%, 3/8/24 (c)		$200	209
Natwest Group PLC,
3.88%, 9/12/23		200	212
NGG Finance PLC,
5.63%, 6/18/73	GBP	100	149
			1,317
United States (5.2%)
7-Eleven, Inc.,
1.30%, 2/10/28 (c)		$100	96
Air Lease Corp.,
2.30%, 2/1/25		75	77
Altria Group, Inc.,
2.45%, 2/4/32		75	72
Amazon.com, Inc.,
2.70%, 6/3/60		50	47
AT&T, Inc.,
1.80%, 9/5/26	EUR	100	125
2.90%, 12/4/26	GBP	100	144
Bank of America Corp.,
2.69%, 4/22/32		$100	102
MTN
4.00%, 1/22/25		175	190
Boeing Co. (The),
5.15%, 5/1/30		100	117
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.13%, 7/1/49		25	29
5.75%, 4/1/48		25	32
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	100	120
Cigna Corp.,
2.38%, 3/15/31		$25	25

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

3.88%, 10/15/47		50	56
Citigroup, Inc.,
2.56%, 5/1/32		75	76
5.50%, 9/13/25		75	87
Comcast Corp.,
1.95%, 1/15/31		125	123
CVS Health Corp.,
1.88%, 2/28/31		100	97
Deere & Co.,
3.10%, 4/15/30		100	109
Diamondback Energy, Inc.,
2.88%, 12/1/24		150	158
Emerson Electric Co.,
1.25%, 10/15/25	EUR	125	152
Energy Transfer LP,
2.90%, 5/15/25		$150	157
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	54
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		200	203
Fox Corp.,
4.71%, 1/25/29		150	175
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)		125	127
Global Payments, Inc.,
1.20%, 3/1/26		50	50
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		75	75
HCA, Inc.,
5.25%, 6/15/49		50	64
HSBC USA, Inc.,
3.50%, 6/23/24		100	107
JPMorgan Chase & Co.,
1.95%, 2/4/32		125	121
2.58%, 4/22/32		50	51
4.13%, 12/15/26		75	84
Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)		100	105
Lowe's Cos., Inc.,
1.30%, 4/15/28		75	73
1.70%, 10/15/30		100	96
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		150	160
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		$175	183
NIKE, Inc.,
2.85%, 3/27/30		50	54
NVIDIA Corp.,
2.85%, 4/1/30		125	134
Occidental Petroleum Corp.,
3.20%, 8/15/26		35	36
5.55%, 3/15/26		75	83
Pacific Gas and Electric Co.,
2.50%, 2/1/31		25	24
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	100	130
Prologis Euro Finance LLC,
1.88%, 1/5/29		100	128
Synchrony Bank,
3.00%, 6/15/22		$250	254

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Union Pacific Corp.,
3.55%, 5/20/61		50	54
Upjohn Finance BV,
1.91%, 6/23/32	EUR	100	123
Verizon Communications, Inc.,
2.99%, 10/30/56		$50	46
3.40%, 3/22/41		100	105
Vontier Corp.,
2.40%, 4/1/28 (c)		50	49
Walt Disney Co. (The),
2.65%, 1/13/31		150	157
Wells Fargo & Co.,
2.88%, 10/30/30		125	131
			5,427
Total Corporate Bonds (Cost $13,063)			13,435

Mortgages - Other (0.5%)
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP LIBOR + 2.10%, 2.18%, 4/17/44 (d)	GBP	76	103

United States (0.4%)
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		$140	140
3.50%, 5/25/45 – 7/25/46		54	55
4.00%, 5/25/45		3	3
Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 – 10/25/58		225	239
4.00%, 10/25/58		18	19
			456
Total Mortgages - Other (Cost $536)			559

Sovereign (29.2%)
Australia (0.7%)
Australia Government Bond,
0.25%, 11/21/25	AUD	450	321
2.50%, 5/21/30		160	126
2.75%, 11/21/29		150	121
3.25%, 4/21/25		210	167
			735
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (c)	EUR	70	81

Belgium (0.3%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (c)		30	38
1.70%, 6/22/50 (c)		90	125
1.90%, 6/22/38 (c)		150	213
			376
Brazil (2.4%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/24	BRL	17,000	2,521

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Canada (1.2%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	140	109
2.25%, 6/1/29		1,370	1,156
			1,265
China (9.0%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	770	117
3.79%, 10/26/30		740	119
China Development Bank,
3.07%, 3/10/30		1,410	214
3.34%, 7/14/25		740	116
China Government Bond,
3.02%, 5/27/31		17,370	2,721
3.13%, 11/21/29		4,990	783
3.27%, 11/19/30		31,020	4,932
3.81%, 9/14/50		300	49
3.86%, 7/22/49		1,430	236
Export-Import Bank of China (The),
2.93%, 3/2/25		740	115
			9,402
Colombia (0.0%) (a)
Colombian TES,
Series B
7.75%, 9/18/30	COP	122,600	33

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	630	103

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (c)	EUR	70	91

France (1.9%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		$100	130
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	100	135
French Republic Government Bond OAT,
0.00%, 11/25/29		$1,160	1,349
2.00%, 5/25/48 (c)		170	253
SNCF Reseau,
1.88%, 3/30/34		100	135
			2,002
Germany (0.7%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 5/15/36		70	80
0.25%, 2/15/29		140	170
4.25%, 7/4/39		40	81
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		290	397
			728

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Greece (2.6%)
Hellenic Republic Government Bond,
0.75%, 6/18/31 (c)		2,348	2,696

Hungary (0.0%) (a)
Hungary Government Bond,
3.00%, 8/21/30	HUF	4,450	14

Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	130	158
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	839,000	66
8.38%, 3/15/34		981,000	78
			302
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	80	94

Italy (1.1%)
Italy Buoni Poliennali Del Tesoro,
1.40%, 5/26/25 (c)		101	128
1.65%, 12/1/30 (c)		40	50
1.85%, 7/1/25 (c)		390	484
2.45%, 9/1/50 (c)		240	319
Republic of Italy Government International Bond,
0.88%, 5/6/24		200	200
			1,181
Japan (4.8%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	118,000	1,067
Japan Government Ten Year Bond,
0.10%, 6/20/26 – 6/20/29		212,000	1,923
Japan Government Thirty Year Bond,
0.30%, 6/20/46		37,000	313
0.40%, 9/20/49		26,000	219
1.70%, 6/20/33		62,000	658
2.00%, 9/20/40		72,000	833
			5,013
Korea, Republic of (0.6%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$200	196
Korea Development Bank (The),
0.80%, 7/19/26		200	196
Korea International Bond,
2.00%, 6/19/24		200	208
			600
Malaysia (0.3%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	440	109
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		$200	214
			323

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Mexico (0.4%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	1,700	84
7.75%, 5/29/31		1,000	50
8.50%, 5/31/29		800	41
Mexico Government International Bond,
4.50%, 4/22/29		200	225
Petroleos Mexicanos,
6.95%, 1/28/60		$20	17
			417
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30 (c)	EUR	190	223
2.75%, 1/15/47 (c)		20	37
			260
Norway (0.0%) (a)
Norway Government Bond,
1.38%, 8/19/30 (c)	NOK	220	25

Poland (0.1%)
Republic of Poland Government Bond,
0.25%, 10/25/26	PLN	300	71

Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT,
0.70%, 10/15/27 (c)	EUR	110	134

Russia (0.1%)
Russian Federal Bond - OFZ,
7.95%, 10/7/26	RUB	6,010	85

Spain (0.6%)
Spain Government Bond,
1.25%, 10/31/30 (c)	EUR	410	515
2.70%, 10/31/48 (c)		40	62
3.45%, 7/30/66 (c)		21	37
			614
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	740	88

United Kingdom (1.3%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	110	141
0.63%, 10/22/50		170	187
1.63%, 10/22/28		290	414
3.50%, 1/22/45		180	344
4.25%, 9/7/39		140	277
			1,363
Total Sovereign (Cost $30,520)			30,617

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Supranational (1.3%)
Asian Development Bank,
2.13%, 5/19/31	NZD	60	40
European Investment Bank,
0.20%, 7/15/24	EUR	220	260
Series EARN
0.00%, 1/14/31		200	232
International Bank for Reconstruction & Development,
SOFR + 0.43%, 0.48%, 8/19/27 (d)		$330	332
2.20%, 2/27/24	AUD	610	460
Total Supranational (Cost $1,314)			1,324

U.S. Treasury Securities (2.3%)
United States (2.3%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$950	822
1.25%, 5/15/50		390	319
2.50%, 2/15/45		590	637
2.75%, 8/15/47		510	579
Total U.S. Treasury Securities (Cost $2,427)			2,357
Total Fixed Income Securities (Cost $51,903)			52,387

	Shares
Common Stocks (40.2%)
Australia (0.6%)
Afterpay Ltd. (f)	112	10
AGL Energy Ltd.	381	2
Ampol Ltd.	142	3
APA Group	626	4
Aristocrat Leisure Ltd.	292	10
ASX Ltd.	104	6
Aurizon Holdings Ltd.	1,049	3
AusNet Services Ltd.	1,055	2
Australia & New Zealand Banking Group Ltd.	1,533	31
BHP Group Ltd.	1,562	42
BlueScope Steel Ltd.	276	4
Brambles Ltd.	773	6
Cochlear Ltd.	33	5
Coles Group Ltd.	748	9
Commonwealth Bank of Australia	963	71
Computershare Ltd.	277	4
Crown Resorts Ltd. (f)	211	1
CSL Ltd.	222	46
Dexus REIT	578	4
Endeavour Group Ltd.	665	3
Evolution Mining Ltd.	1,034	3
Fortescue Metals Group Ltd.	865	9
Goodman Group REIT	929	14
GPT Group (The) REIT	1,027	4
Insurance Australia Group Ltd.	1,289	5
James Hardie Industries PLC CDI	224	8
Lendlease Corp Ltd. REIT	388	3
Macquarie Group Ltd.	172	22
Magellan Financial Group Ltd.	75	2
Medibank Pvt Ltd.	1,446	4
Mirvac Group REIT	2,022	4
National Australia Bank Ltd.	1,796	35

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Newcrest Mining Ltd.	399	7
Northern Star Resources Ltd.	588	4
Oil Search Ltd.	1,116	4
OneMarket Ltd. (f)	137	—
Orica Ltd.	230	2
Origin Energy Ltd.	980	3
Qantas Airways Ltd. (f)	533	2
QBE Insurance Group Ltd.	774	6
Ramsay Health Care Ltd.	96	5
REA Group Ltd.	30	3
Reece Ltd.	200	3
Rio Tinto Ltd.	185	13
Santos Ltd.	981	5
Scentre Group REIT	2,896	6
Seek Ltd.	180	4
Sonic Healthcare Ltd.	237	7
South32 Ltd.	2,607	6
Stockland REIT	1,263	4
Suncorp Group Ltd.	708	6
Sydney Airport (f)	695	4
Tabcorp Holdings Ltd.	1,161	4
Telstra Corp., Ltd.	2,211	6
Transurban Group	1,473	15
Treasury Wine Estates Ltd.	368	3
Vicinity Centres REIT	2,211	3
Washington H Soul Pattinson & Co. Ltd.	62	2
Wesfarmers Ltd.	561	22
Westpac Banking Corp.	2,006	37
WiseTech Global Ltd.	84	3
Woodside Petroleum Ltd.	582	10
Woolworths Group Ltd.	622	18
Xero Ltd. (f)	69	7
		603
Austria (0.0%) (a)
Erste Group Bank AG	262	11
OMV AG	136	8
Raiffeisen Bank International AG	137	4
Verbund AG	62	6
voestalpine AG	108	4
		33
Belgium (0.1%)
Ageas SA N.V.	168	8
Anheuser-Busch InBev SA N.V.	724	41
Argenx SE (f)	44	13
Elia Group SA	29	3
Etablissements Franz Colruyt N.V.	51	3
Groupe Bruxelles Lambert SA	107	12
KBC Group N.V.	239	22
Proximus SADP	145	3
Sofina SA	15	6
Solvay SA	71	9
UCB SA	120	13
Umicore SA	191	11
		144
Canada (0.6%)
Agnico Eagle Mines Ltd.	89	5

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Air Canada (f)	60	1
Algonquin Power & Utilities Corp.	219	3
Alimentation Couche-Tard, Inc., Class B	211	8
AltaGas Ltd.	103	2
Atco Ltd., Class I	28	1
B2Gold Corp.	387	1
Ballard Power Systems, Inc. (f)	87	1
Bank of Montreal	238	24
Bank of Nova Scotia (The)	446	27
Barrick Gold Corp. (LSE)	596	11
Barrick Gold Corp. (NYSE)	57	1
Bausch Health Cos., Inc. (f)	111	3
BCE, Inc.	27	1
Blackberry Ltd. (f)	196	2
Brookfield Asset Management, Inc., Class A (NYSE)	25	1
Brookfield Asset Management, Inc., Class A (TSX)	472	25
Brookfield Renewable Corp., Class A	47	2
CAE, Inc. (f)	104	3
Cameco Corp.	146	3
Canadian Apartment Properties REIT	31	1
Canadian Imperial Bank of Commerce	165	18
Canadian National Railway Co.	261	30
Canadian Natural Resources Ltd.	434	16
Canadian Pacific Railway Ltd.	245	16
Canadian Tire Corp., Ltd., Class A	21	3
Canadian Utilities Ltd., Class A	48	1
Canopy Growth Corp. (f)	83	1
CCL Industries, Inc., Class B	55	3
Cenovus Energy, Inc.	482	5
CGI, Inc. (f)	83	7
Constellation Software, Inc.	7	11
Dollarama, Inc.	108	5
Emera, Inc.	92	4
Empire Co., Ltd., Class A	62	2
Enbridge, Inc.	744	30
Fairfax Financial Holdings Ltd.	10	4
First Quantum Minerals Ltd.	216	4
FirstService Corp.	14	3
Fortis, Inc.	172	8
Franco-Nevada Corp.	70	9
George Weston Ltd.	28	3
GFL Environmental, Inc.	58	2
Gildan Activewear, Inc.	73	3
Great-West Lifeco, Inc.	102	3
Hydro One Ltd.	121	3
IA Financial Corp., Inc.	39	2
IGM Financial, Inc.	31	1
Imperial Oil Ltd.	94	3
Intact Financial Corp.	58	8
Inter Pipeline Ltd.	142	2
Ivanhoe Mines Ltd., Class A (f)	222	1
Keyera Corp.	81	2
Kinross Gold Corp.	462	3
Kirkland Lake Gold Ltd.	76	3
Lightspeed Commerce, Inc. (f)	35	3
Loblaw Cos., Ltd.	64	4
Lundin Mining Corp.	244	2
Magna International, Inc.	105	8
Manulife Financial Corp.	713	14
Metro, Inc.	91	4
National Bank of Canada	124	10

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Northland Power, Inc.	82	3
Nutrien Ltd.	209	14
Nuvei Corp. (f)	21	2
Onex Corp.	28	2
Open Text Corp.	100	5
Pan American Silver Corp.	77	2
Parkland Corp.	55	2
Pembina Pipeline Corp.	202	6
Power Corp. of Canada	206	7
Quebecor, Inc., Class B	63	2
Restaurant Brands International, Inc.	101	6
RioCan Real Estate Investment Trust	57	1
Ritchie Bros Auctioneers, Inc.	40	3
Rogers Communications, Inc., Class B	130	6
Royal Bank of Canada	523	52
Saputo, Inc.	91	2
Shaw Communications, Inc., Class B	169	5
Shopify, Inc., Class A (f)	41	56
Sun Life Financial, Inc.	215	11
Suncor Energy, Inc.	561	12
TC Energy Corp.	245	12
Teck Resources Ltd., Class B	173	4
TELUS Corp.	157	3
Thomson Reuters Corp.	64	7
TMX Group Ltd.	21	2
Toromont Industries Ltd.	30	3
Toronto-Dominion Bank (The)	467	31
West Fraser Timber Co., Ltd.	31	3
Wheaton Precious Metals Corp.	165	6
WSP Global, Inc.	42	5
Yamana Gold, Inc.	354	1
		666
China (0.6%)
Alibaba Group Holding Ltd. (f)(g)	10,000	185
Baidu, Inc., Class A (f)(g)	1,200	23
Brilliance China Automotive Holdings Ltd. (f)(g)	1,709	1
BYD Co., Ltd. H Shares (g)	794	25
China Common Rich Renewable Energy Investments Ltd. (f)	18,000	—
Dongfeng Motor Group Co., Ltd. H Shares (g)	2,336	2
Geely Automobile Holdings Ltd. (g)	5,099	15
Great Wall Motor Co., Ltd. H Shares (g)	2,902	11
Guangzhou Automobile Group Co., Ltd. H Shares (g)	2,544	2
Kuaishou Technology (f)(g)	1,600	17
Meituan, Class B (f)(g)	2,800	89
Tencent Holdings Ltd. (g)	4,300	257
Wharf Holdings Ltd. (The) (g)	1,400	4
Yadea Group Holdings Ltd. (g)	908	1
Yum China Holdings, Inc.	356	21
		653
Denmark (0.4%)
Ambu A/S Series B	161	5
AP Moller - Maersk A/S Series A	3	8
AP Moller - Maersk A/S Series B	6	16
Carlsberg A/S Series B	98	16
Chr Hansen Holding A/S	100	8
Coloplast A/S Series B	112	18
Danske Bank A/S	663	11
Demant A/S (f)	107	5

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

DSV Panalpina A/S	192	46
Genmab A/S (f)	62	27
GN Store Nord AS	122	9
Novo Nordisk A/S Series B	1,603	155
Novozymes A/S Series B	200	14
Orsted A/S	177	23
Pandora A/S	92	11
ROCKWOOL International A/S, Class B	8	3
Tryg A/S	353	8
Vestas Wind Systems A/S	974	39
		422
Finland (0.2%)
Elisa Oyj	138	9
Fortum Oyj	424	13
Kesko Oyj, Class B	265	9
Kone Oyj, Class B	330	23
Neste Oyj	412	23
Nokia Oyj (f)	5,249	29
Orion Oyj, Class B	104	4
Sampo Oyj, Class A	488	24
Stora Enso Oyj, Class R	568	9
UPM-Kymmene Oyj	523	19
Wartsila Oyj Abp	470	6
		168
France (3.0%)
Accor SA (f)	1,941	69
Aeroports de Paris (f)	732	93
Air Liquide SA	441	71
Airbus SE (f)	557	74
Alstom SA	256	10
Amundi SA	57	5
ArcelorMittal SA	676	21
Arkema SA	57	8
Atos SE	92	5
AXA SA	1,821	51
BioMerieux	38	4
BNP Paribas SA	1,066	68
Bollore SA	825	5
Bouygues SA	213	9
Bureau Veritas SA	275	9
Capgemini SE	150	31
Carrefour SA	570	10
Cie de Saint-Gobain	474	32
Cie Generale des Etablissements Michelin SCA	158	24
CNP Assurances	161	3
Covivio REIT	49	4
Credit Agricole SA	1,110	15
Danone SA	608	41
Dassault Aviation SA	20	2
Dassault Systemes SE	616	32
Edenred	231	12
Eiffage SA	3,125	316
Electricite de France SA	434	5
Engie SA	1,699	22
EssilorLuxottica SA	265	51
Eurazeo SE	37	4
Eurofins Scientific SE	123	16
Faurecia SE	141	6

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Gecina SA REIT	43	6
Getlink SE	409	6
Hermes International	30	41
Iliad SA	14	3
Ipsen SA	34	3
Kering SA	71	50
Klepierre SA REIT	196	4
L'Oreal SA	235	97
La Francaise des Jeux SAEM	90	5
Legrand SA	250	27
LVMH Moet Hennessy Louis Vuitton SE	261	187
Orange SA	1,860	20
Orpea SA	49	6
Pernod Ricard SA	197	43
Publicis Groupe SA	207	14
Remy Cointreau SA	21	4
Renault SA (f)	182	7
Safran SA	321	41
Sanofi	1,047	101
Sartorius Stedim Biotech	25	14
Schneider Electric SE	498	83
SCOR SE	148	4
SEB SA	26	4
Societe Generale SA	772	24
Sodexo SA (f)	84	7
STMicroelectronics N.V.	646	28
Suez SA	322	7
Teleperformance	55	22
Thales SA	101	10
TotalEnergies SE	2,332	112
Ubisoft Entertainment SA (f)	87	5
Unibail-Rodamco-Westfield REIT (f)	118	9
Unibail-Rodamco-Westfield REIT CDI (f)	1,000	4
Valeo SA	221	6
Veolia Environnement SA	502	15
Vinci SA	9,292	966
Vivendi SE	656	8
Wendel SE	25	4
Worldline SA (f)	225	17
		3,142
Germany (1.6%)
Adidas AG	186	58
Allianz SE (Registered)	404	91
Aroundtown SA	977	7
BASF SE	893	68
Bayer AG (Registered)	949	52
Bayerische Motoren Werke AG	612	58
Bayerische Motoren Werke AG (Preference)	105	8
Bechtle AG	78	5
Beiersdorf AG	98	11
Brenntag SE	149	14
Carl Zeiss Meditec AG	39	7
Commerzbank AG (f)	992	7
Continental AG (f)	109	12
Covestro AG	189	13
Daimler AG (Registered)	1,584	140
Delivery Hero SE (f)	154	20
Deutsche Bank AG (Registered) (f)	2,028	26
Deutsche Boerse AG	182	30

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Deutsche Lufthansa AG (Registered) (f)	292	2
Deutsche Post AG (Registered)	948	59
Deutsche Telekom AG (Registered)	3,201	64
Deutsche Wohnen SE	331	20
E.ON SE	2,150	26
Evonik Industries AG	204	6
Fraport AG Frankfurt Airport Services Worldwide (f)	1,189	82
Fresenius Medical Care AG & Co., KGaA	198	14
Fresenius SE & Co., KGaA	404	19
Fuchs Petrolub SE (Preference)	67	3
GEA Group AG	148	7
Hannover Rueck SE (Registered)	58	10
HeidelbergCement AG	144	11
HelloFresh SE (f)	158	15
Henkel AG & Co., KGaA	103	9
Henkel AG & Co., KGaA (Preference)	177	16
Infineon Technologies AG	1,280	52
KION Group AG	70	7
Knorr-Bremse AG	70	7
Lanxess AG	81	5
LEG Immobilien SE	70	10
Merck KGaA	124	27
MTU Aero Engines AG	52	12
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	135	37
Nemetschek SE	55	6
Porsche Automobil Holding SE (Preference)	285	28
Puma SE	102	11
QIAGEN N.V. (f)	221	11
Rational AG	5	5
RWE AG	616	22
SAP SE	1,008	136
Sartorius AG (Preference)	25	16
Scout24 AG	86	6
Siemens AG (Registered)	733	120
Siemens Energy AG (f)	389	10
Siemens Healthineers AG	258	17
Symrise AG	125	16
TeamViewer AG (f)	152	4
Telefonica Deutschland Holding AG	1,003	3
Uniper SE	87	4
United Internet AG (Registered)	94	4
Vitesco Technologies Group AG (f)	22	1
Volkswagen AG	60	18
Volkswagen AG (Preference)	345	77
Vonovia SE	519	31
Zalando SE (f)	211	19
		1,712
Hong Kong (0.3%)
AIA Group Ltd.	7,181	83
Bank of East Asia Ltd. (The)	870	1
BOC Hong Kong Holdings Ltd.	2,500	8
Budweiser Brewing Co., APAC Ltd.	1,211	3
Chow Tai Fook Jewellery Group Ltd.	1,300	2
CK Asset Holdings Ltd.	1,300	7
CK Hutchison Holdings Ltd.	1,800	12
CK Infrastructure Holdings Ltd.	434	2
CLP Holdings Ltd.	1,086	10
ESR Cayman Ltd. (f)	1,281	4

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Galaxy Entertainment Group Ltd. (f)	1,500	8
Hang Lung Properties Ltd.	1,400	3
Hang Seng Bank Ltd.	500	9
Henderson Land Development Co., Ltd.	1,024	4
HK Electric Investments & HK Electric Investments Ltd.	1,800	2
HKT Trust & HKT Ltd.	2,561	4
Hong Kong & China Gas Co., Ltd.	7,500	11
Hong Kong Exchanges & Clearing Ltd.	736	45
Hongkong Land Holdings Ltd.	816	4
Jardine Matheson Holdings Ltd.	100	5
Link REIT	1,244	11
Melco Resorts & Entertainment Ltd. ADR (f)	100	1
MTR Corp., Ltd.	1,067	6
NetEase, Inc.	1,600	27
New World Development Co. Ltd.	1,000	4
Power Assets Holdings Ltd.	900	5
Sands China Ltd. (f)	1,690	3
Sino Land Co., Ltd.	2,200	3
SJM Holdings Ltd. (f)	1,300	1
Sun Hung Kai Properties Ltd.	900	11
Swire Pacific Ltd., Class A	284	2
Swire Properties Ltd.	718	2
Techtronic Industries Co., Ltd.	942	19
WH Group Ltd.	5,907	4
Wharf Real Estate Investment Co., Ltd.	1,100	6
Wynn Macau Ltd. (f)	1,070	1
Xinyi Glass Holdings Ltd.	1,206	4
		337
Ireland (0.1%)
CRH PLC	737	35
Flutter Entertainment PLC (f)	156	31
Kerry Group PLC, Class A	149	20
Kingspan Group PLC	142	14
Smurfit Kappa Group PLC	228	12
		112
Israel (0.1%)
Azrieli Group Ltd.	40	4
Bank Hapoalim BM	1,078	9
Bank Leumi Le-Israel BM	1,380	12
Check Point Software Technologies Ltd. (f)	107	12
CyberArk Software Ltd. (f)	37	6
Elbit Systems Ltd.	25	4
ICL Group Ltd.	669	5
Israel Discount Bank Ltd., Class A (f)	1,105	6
Mizrahi Tefahot Bank Ltd.	133	4
Nice Ltd. (f)	60	17
Teva Pharmaceutical Industries Ltd. ADR (f)	1,052	10
Wix.com Ltd. (f)	54	10
		99
Italy (0.6%)
Amplifon SpA	78	4
Assicurazioni Generali SpA	693	15
Atlantia SpA (f)	16,290	307
CNH Industrial N.V.	642	11
Davide Campari-Milano N.V.	327	5
DiaSorin SpA	16	3

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Enel SpA	5,108	39
Eni SpA	1,575	21
EXOR N.V.	68	6
Ferrari N.V.	188	39
FinecoBank Banca Fineco SpA (f)	387	7
Infrastrutture Wireless Italiane SpA	208	2
Intesa Sanpaolo SpA	10,470	30
Mediobanca Banca di Credito Finanziario SpA (f)	390	5
Moncler SpA	122	7
Nexi SpA (f)	275	5
Poste Italiane SpA	327	4
Prysmian SpA	158	5
Recordati Industria Chimica e Farmaceutica SpA	66	4
Snam SpA	1,263	7
Stellantis N.V.	3,063	58
Telecom Italia SpA (Milano)	10,421	5
Tenaris SA	294	3
Terna SpA	877	6
UniCredit SpA	1,352	18
		616
Japan (0.2%)
Honda Motor Co., Ltd.	1,408	44
Isuzu Motors Ltd.	478	6
Mazda Motor Corp. (f)	488	4
Nissan Motor Co., Ltd. (f)	2,006	10
Subaru Corp.	529	10
Suzuki Motor Corp.	319	14
Toyota Motor Corp.	9,155	163
Yamaha Motor Co., Ltd.	244	7
		258
Netherlands (0.8%)
ABN Amro Bank N.V. CVA (f)	410	6
Adyen N.V. (f)	19	53
Aegon N.V.	1,750	9
Akzo Nobel N.V.	188	21
ASM International N.V.	46	18
ASML Holding N.V.	408	305
Basic-Fit N.V. (f)	788	36
Coca-Cola Europacific Partners PLC	289	16
Heineken Holding N.V.	112	10
Heineken N.V.	251	26
ING Groep N.V.	3,798	55
InPost SA (f)	189	3
JDE Peet's N.V.	72	2
Just Eat Takeaway.com N.V (f)	170	13
Koninklijke Ahold Delhaize N.V.	999	33
Koninklijke DSM N.V.	167	33
Koninklijke KPN N.V.	3,241	10
Koninklijke Philips N.V.	880	39
Koninklijke Vopak N.V.	67	3
NN Group N.V.	273	14
Prosus N.V.	490	39
Randstad N.V.	116	8
Universal Music Group (f)	656	18
Wolters Kluwer N.V.	258	27
		797

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

New Zealand (0.0%) (a)
a2 Milk Co. Ltd. (The) (f)	875	4
Auckland International Airport Ltd. (f)	1,364	7
Fisher & Paykel Healthcare Corp., Ltd.	603	13
Mercury NZ Ltd.	753	3
Meridian Energy Ltd.	1,362	5
Ryman Healthcare Ltd.	444	5
Spark New Zealand Ltd.	1,969	7
		44
Norway (0.1%)
Adevinta ASA (f)	283	5
DNB Bank ASA	948	22
Equinor ASA	967	25
Gjensidige Forsikring ASA	198	4
Mowi ASA	447	11
Norsk Hydro ASA	1,330	10
Orkla ASA	744	7
Schibsted ASA, Class A	74	3
Schibsted ASA, Class B	97	4
Telenor ASA	704	12
Yara International ASA	179	9
		112
Portugal (0.0%) (a)
EDP - Energias de Portugal SA	2,797	15
EDP Renovaveis SA	290	7
Galp Energia SGPS SA	497	6
Jeronimo Martins SGPS SA	252	5
		33
Singapore (0.1%)
Ascendas REIT	1,000	2
CapitaLand Integrated Commercial Trust REIT	1,392	2
Capitaland Investment Ltd. (f)	800	2
City Developments Ltd.	100	1
DBS Group Holdings Ltd.	500	11
Genting Singapore Ltd.	1,600	1
Keppel Corp., Ltd.	400	2
Mapletree Commercial Trust REIT	800	1
Mapletree Logistics Trust REIT	800	1
Oversea-Chinese Banking Corp., Ltd.	1,000	8
Singapore Airlines Ltd. (f)	400	1
Singapore Exchange Ltd.	300	2
Singapore Technologies Engineering Ltd.	500	1
Singapore Telecommunications Ltd.	2,700	5
United Overseas Bank Ltd.	400	8
UOL Group Ltd.	100	1
Venture Corp. Ltd.	100	1
Wilmar International Ltd.	600	2
		52
South Africa (0.0%) (a)
Nedbank Group Ltd.	249	3
Old Mutual Ltd.	7,755	8
Thungela Resources Ltd. (f)	132	1
		12

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Spain (0.8%)
ACS Actividades de Construccion y Servicios SA	173	5
Aena SME SA (f)	1,542	266
Amadeus IT Group SA (f)	326	21
Banco Bilbao Vizcaya Argentaria SA	4,786	32
Banco Santander SA	12,425	45
CaixaBank SA	3,170	10
Cellnex Telecom SA	355	22
Enagas SA	176	4
Endesa SA	227	5
Ferrovial SA	8,569	250
Grifols SA	212	5
Iberdrola SA	4,158	42
Industria de Diseno Textil SA	775	28
Melia Hotels International SA (f)	1,690	13
Naturgy Energy Group SA	205	5
Red Electrica Corp., SA	306	6
Repsol SA	1,049	14
Siemens Gamesa Renewable Energy SA (f)	169	4
Telefonica SA	3,675	17
		794
Sweden (0.6%)
Alfa Laval AB	300	11
Assa Abloy AB, Class B	953	28
Atlas Copco AB, Class A	642	39
Atlas Copco AB, Class B	372	19
Boliden AB	270	9
Electrolux AB, Class B	227	5
Embracer Group AB (f)	484	5
Epiroc AB, Class A	650	13
Epiroc AB, Class B	383	7
EQT AB	225	9
Essity AB, Class B	575	18
Evolution AB	159	24
Fastighets AB Balder, Class B (f)	102	6
Hennes & Mauritz AB, Class B (f)	690	14
Hexagon AB, Class B	1,857	29
Husqvarna AB, Class B	422	5
ICA Gruppen AB	102	5
Industrivarden AB, Class A	109	3
Industrivarden AB, Class C	155	5
Investment AB Latour, Class B	143	4
Investor AB, Class B	1,710	37
Kinnevik AB, Class B (f)	234	8
L E Lundbergforetagen AB, Class B	76	4
Lundin Energy AB	187	7
Nibe Industrier AB, Class B	1,357	17
Nordea Bank Abp	3,096	40
Sandvik AB	1,082	25
Securitas AB, Class B	303	5
Sinch AB (f)	492	9
Skandinaviska Enskilda Banken AB, Class A	1,552	22
Skanska AB, Class B	331	8
SKF AB, Class B	375	9
Svenska Cellulosa AB SCA, Class B	592	9
Svenska Handelsbanken AB, Class A	1,403	16
Swedbank AB, Class A	863	17
Swedish Match AB	1,530	13
Tele2 AB, Class B	476	7

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

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Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Telefonaktiebolaget LM Ericsson, Class B	2,768	31
Telia Co., AB	2,566	11
Volvo AB, Class A	196	4
Volvo AB, Class B	1,368	31
		588
Switzerland (1.5%)
ABB Ltd. (Registered)	1,670	56
Adecco Group AG (Registered)	150	8
Alcon, Inc.	480	39
Baloise Holding AG (Registered)	45	7
Banque Cantonale Vaudoise (Registered)	30	2
Barry Callebaut AG (Registered)	3	7
Chocoladefabriken Lindt & Sprungli AG	1	11
Cie Financiere Richemont SA (Registered)	510	53
Clariant AG (Registered)	204	4
Credit Suisse Group AG (Registered)	2,345	23
EMS-Chemie Holding AG (Registered)	7	7
Geberit AG (Registered)	36	26
Givaudan SA (Registered)	9	41
Holcim Ltd. (Registered)	515	25
Julius Baer Group Ltd.	215	14
Kuehne & Nagel International AG (Registered)	49	17
Logitech International SA (Registered)	166	15
Lonza Group AG (Registered)	71	53
Nestle SA (Registered)	2,730	329
Novartis AG (Registered)	2,120	174
Partners Group Holding AG	22	34
Roche Holding AG	31	13
Roche Holding AG (Genusschein)	672	245
Schindler Holding AG	39	11
Schindler Holding AG (Registered)	19	5
SGS SA (Registered)	6	17
Sika AG (Registered)	137	43
Sonova Holding AG (Registered)	53	20
Straumann Holding AG (Registered)	10	18
Swatch Group AG (The)	28	7
Swatch Group AG (The) (Registered)	54	3
Swiss Life Holding AG (Registered)	31	16
Swiss Prime Site AG (Registered)	75	7
Swiss Re AG	292	25
Swisscom AG (Registered)	25	14
Temenos AG (Registered)	65	9
UBS Group AG (Registered)	3,530	56
Vifor Pharma AG	48	6
Zurich Insurance Group AG	146	60
		1,520
United Kingdom (2.4%)
3i Group PLC	948	16
Admiral Group PLC	188	8
Anglo American PLC	1,268	44
Antofagasta PLC	409	7
Ashtead Group PLC	441	33
Associated British Foods PLC	354	9
AstraZeneca PLC	1,511	182
AstraZeneca PLC ADR	426	26
Auto Trader Group PLC	969	8
AVEVA Group PLC	117	6
Aviva PLC	3,865	20

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Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

BAE Systems PLC	3,174	24
Barclays PLC	17,051	43
Barratt Developments PLC	1,007	9
Berkeley Group Holdings PLC	115	7
BHP Group PLC	1,965	49
BP PLC	19,811	90
British American Tobacco PLC	2,119	74
British Land Co., PLC (The) REIT	930	6
BT Group PLC (f)	8,837	19
Bunzl PLC	334	11
Burberry Group PLC	399	10
Coca-Cola HBC AG	202	6
Compass Group PLC (f)	1,761	36
Croda International PLC	137	16
DCC PLC	96	8
Diageo PLC	2,298	111
Direct Line Insurance Group PLC	1,409	5
Entain PLC (f)	580	17
Evraz PLC	540	4
Experian PLC	896	38
Ferguson PLC	223	31
G4S PLC	2,164	7
GlaxoSmithKline PLC	4,890	92
Glencore PLC	9,955	47
Halma PLC	372	14
Hargreaves Lansdown PLC	366	7
Hikma Pharmaceuticals PLC	171	6
HSBC Holdings PLC	19,992	105
Imperial Brands PLC	923	19
Informa PLC (f)	1,479	11
InterContinental Hotels Group PLC (f)	1,246	80
Intertek Group PLC	157	10
Intu Properties PLC REIT (f)	1,268	—	@
J Sainsbury PLC	1,694	6
JD Sports Fashion PLC	519	7
Johnson Matthey PLC	197	7
Kingfisher PLC	2,133	10
Land Securities Group PLC REIT	743	7
Legal & General Group PLC	5,869	22
Lloyds Banking Group PLC	70,414	44
London Stock Exchange Group PLC	316	32
M&G PLC	2,657	7
Melrose Industries PLC	4,465	10
Micro Focus International PLC ADR	219	1
Mondi PLC	473	12
National Grid PLC	3,453	41
Natwest Group PLC	4,772	14
Next PLC	131	14
Ocado Group PLC (f)	473	11
Paragon Offshore PLC (f)	67	—
Pearson PLC	761	7
Persimmon PLC	318	11
Phoenix Group Holdings PLC	665	6
Prudential PLC	2,563	50
Reckitt Benckiser Group PLC	694	55
RELX PLC	1,891	54
Rentokil Initial PLC	1,783	14
Rio Tinto PLC	1,108	73
Rolls-Royce Holdings PLC (f)	8,216	15
Royal Dutch Shell PLC, Class A	3,984	89
Royal Dutch Shell PLC, Class B	3,594	80

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Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Sage Group PLC (The)	1,067	10
Schroders PLC	126	6
Segro PLC REIT	1,170	19
Severn Trent PLC	234	8
Smith & Nephew PLC	860	15
Smiths Group PLC	400	8
Spirax-Sarco Engineering PLC	72	14
SSE PLC	1,022	22
St. James's Place PLC	529	11
Standard Chartered PLC	2,662	16
Standard Life Aberdeen PLC	2,261	8
Taylor Wimpey PLC	3,627	8
Tesco PLC	7,485	25
Unilever PLC CVA	2,572	139
United Utilities Group PLC	672	9
Virgin Money UK PLC (f)	888	3
Vodafone Group PLC	26,076	40
Whitbread PLC (f)	1,234	55
Wm Morrison Supermarkets PLC	2,401	9
WPP PLC	1,210	16
		2,511
United States (25.5%)
10X Genomics, Inc., Class A (f)	46	7
3M Co.	364	64
Abbott Laboratories	1,012	120
AbbVie, Inc.	1,009	109
ABIOMED, Inc. (f)	28	9
Accenture PLC, Class A	398	127
Activision Blizzard, Inc.	486	38
Adobe, Inc. (f)	301	173
Advance Auto Parts, Inc.	41	9
Advanced Micro Devices, Inc. (f)	660	68
AES Corp. (The)	418	10
Aflac, Inc.	411	21
Agilent Technologies, Inc.	191	30
AGNC Investment Corp. REIT	339	5
Air Products & Chemicals, Inc.	139	36
Airbnb, Inc., Class A (f)	38	6
Akamai Technologies, Inc. (f)	102	11
Albemarle Corp.	73	16
Alexandria Real Estate Equities, Inc. REIT	82	16
Align Technology, Inc. (f)	47	31
Alleghany Corp. (f)	9	6
Allegion PLC	57	8
Alliant Energy Corp.	157	9
Allstate Corp. (The)	190	24
Ally Financial, Inc.	235	12
Alnylam Pharmaceuticals, Inc. (f)	73	14
Alphabet, Inc., Class A (f)	189	505
Alphabet, Inc., Class C (f)	185	493
Altice USA, Inc., Class A (f)	146	3
Altria Group, Inc.	1,067	49
Amazon.com, Inc. (f)	269	884
Amcor PLC	881	10
AMERCO	6	4
Ameren Corp.	159	13
American Electric Power Co., Inc.	312	25
American Express Co.	430	72
American Financial Group, Inc.	46	6

Morgan Stanley Variable Insurance Fund, Inc.

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Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

American International Group, Inc.	443	24
American Tower Corp. REIT	279	74
American Water Works Co., Inc.	114	19
Ameriprise Financial, Inc.	73	19
AmerisourceBergen Corp.	96	11
AMETEK, Inc.	145	18
Amgen, Inc.	363	77
Amphenol Corp., Class A	376	28
Analog Devices, Inc.	337	56
Annaly Capital Management, Inc. REIT	778	7
ANSYS, Inc. (f)	54	18
Anthem, Inc.	154	57
AO Smith Corp.	85	5
Aon PLC, Class A	142	41
Apollo Global Management, Inc.	109	7
Apple, Inc.	9,339	1,321
Applied Materials, Inc.	576	74
Aptiv PLC (f)	170	25
Aramark	144	5
Arch Capital Group Ltd. (f)	255	10
Archer-Daniels-Midland Co.	351	21
Arista Networks, Inc. (f)	36	12
Arrow Electronics, Inc. (f)	47	5
Arthur J Gallagher & Co.	122	18
Assurant, Inc.	36	6
AT&T, Inc.	3,977	107
Athene Holding Ltd., Class A (f)	84	6
Atmos Energy Corp.	80	7
Autodesk, Inc. (f)	138	39
Autoliv, Inc.	52	4
Automatic Data Processing, Inc.	269	54
AutoZone, Inc. (f)	14	24
Avalara, Inc. (f)	54	9
AvalonBay Communities, Inc. REIT	88	19
Avantor, Inc. (f)	328	13
Avery Dennison Corp.	52	11
Baker Hughes Co.	458	11
Ball Corp.	205	18
Bank of America Corp.	4,278	182
Bank of New York Mellon Corp. (The)	524	27
Bath & Body Works, Inc.	166	10
Baxter International, Inc.	317	25
Becton Dickinson & Co.	182	45
Bentley Systems, Inc., Class B	108	7
Berkshire Hathaway, Inc., Class B (f)	761	208
Best Buy Co., Inc.	146	15
Bio-Rad Laboratories, Inc., Class A (f)	14	10
Bio-Techne Corp.	24	12
Biogen, Inc. (f)	96	27
BioMarin Pharmaceutical, Inc. (f)	114	9
Black Knight, Inc. (f)	99	7
BlackRock, Inc.	96	80
Blackstone Group, Inc. (The)	429	50
Boeing Co. (The) (f)	348	77
Booking Holdings, Inc. (f)	26	62
Booz Allen Hamilton Holding Corp.	86	7
BorgWarner, Inc.	150	6
Boston Beer Co., Inc. (The), Class A (f)	6	3
Boston Properties, Inc. REIT	93	10
Boston Scientific Corp. (f)	790	34
Bristol-Myers Squibb Co.	1,207	71

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Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Broadcom, Inc.	256	124
Broadridge Financial Solutions, Inc.	73	12
Brown & Brown, Inc.	151	8
Brown-Forman Corp., Class B	194	13
Bunge Ltd.	88	7
Burlington Stores, Inc. (f)	42	12
Cable One, Inc.	3	5
Cabot Oil & Gas Corp.	3,503	76
Cadence Design Systems, Inc. (f)	175	26
Caesars Entertainment, Inc. (f)	131	15
Camden Property Trust REIT	61	9
Campbell Soup Co.	124	5
Capital One Financial Corp.	288	47
Cardinal Health, Inc.	184	9
Carlyle Group, Inc. (The)	100	5
CarMax, Inc. (f)	102	13
Carnival Corp. (f)	11,855	296
Carrier Global Corp.	518	27
Carvana Co. (f)	44	13
Catalent, Inc. (f)	107	14
Caterpillar, Inc.	342	66
Cboe Global Markets, Inc.	67	8
CBRE Group, Inc., Class A (f)	211	21
CDW Corp.	90	16
Celanese Corp.	72	11
Centene Corp. (f)	365	23
CenterPoint Energy, Inc.	346	8
Ceridian HCM Holding, Inc. (f)	84	9
Cerner Corp.	192	14
CF Industries Holdings, Inc.	134	7
CH Robinson Worldwide, Inc.	84	7
Charles River Laboratories International, Inc. (f)	32	13
Charles Schwab Corp. (The)	806	59
Charter Communications, Inc., Class A (f)	85	62
Cheniere Energy, Inc. (f)	151	15
Chevron Corp.	1,109	112
Chewy, Inc., Class A (f)	51	3
Chipotle Mexican Grill, Inc. (f)	18	33
Choice Hotels International, Inc.	264	33
Chubb Ltd.	283	49
Church & Dwight Co., Inc.	154	13
Cigna Corp.	221	44
Cimarex Energy Co.	898	78
Cincinnati Financial Corp.	96	11
Cintas Corp.	59	22
Cisco Systems, Inc.	2,351	128
Citigroup, Inc.	1,107	78
Citizens Financial Group, Inc.	267	13
Citrix Systems, Inc.	77	8
Clarivate PLC (f)	210	5
Clorox Co. (The)	79	13
Cloudflare, Inc., Class A (f)	141	16
CME Group, Inc.	225	43
CMS Energy Corp.	181	11
Coca-Cola Co. (The)	2,270	119
Cognex Corp.	111	9
Cognizant Technology Solutions Corp., Class A	333	25
Colgate-Palmolive Co.	506	38
Comcast Corp., Class A	2,570	144
Conagra Brands, Inc.	307	10
ConocoPhillips	12,422	842

Morgan Stanley Variable Insurance Fund, Inc.

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Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Consolidated Edison, Inc.	215	16
Constellation Brands, Inc., Class A	107	23
Cooper Cos., Inc. (The)	31	13
Copart, Inc. (f)	134	19
Corning, Inc.	482	18
Corteva, Inc.	467	20
CoStar Group, Inc. (f)	247	21
Costco Wholesale Corp.	278	125
Coupa Software, Inc. (f)	45	10
Crowdstrike Holdings, Inc., Class A (f)	112	28
Crown Castle International Corp. REIT	271	47
Crown Holdings, Inc.	85	9
CSX Corp.	1,236	37
Cummins, Inc.	93	21
CVS Health Corp.	723	61
Danaher Corp.	402	122
Darden Restaurants, Inc.	82	12
Datadog, Inc., Class A (f)	110	16
DaVita, Inc. (f)	45	5
Deere & Co.	187	63
Dell Technologies, Inc., Class C (f)	166	17
Delta Air Lines, Inc. (f)	100	4
Dentsply Sirona, Inc.	137	8
Devon Energy Corp.	6,098	217
DexCom, Inc. (f)	60	33
Diamondback Energy, Inc.	1,556	147
Digital Realty Trust, Inc. REIT	176	25
Discover Financial Services	193	24
Discovery, Inc., Class A (f)	102	3
Discovery, Inc., Class C (f)	190	5
DISH Network Corp., Class A (f)	154	7
DocuSign, Inc. (f)	117	30
Dollar General Corp.	154	33
Dollar Tree, Inc. (f)	148	14
Dominion Energy, Inc.	406	30
Domino's Pizza, Inc.	24	11
Dover Corp.	90	14
Dow, Inc.	467	27
DR Horton, Inc.	217	18
DraftKings, Inc., Class A (f)	111	5
Dropbox, Inc., Class A (f)	198	6
DTE Energy Co.	122	14
Duke Energy Corp.	483	47
Duke Realty Corp. REIT	235	11
DuPont de Nemours, Inc.	338	23
Dynatrace, Inc. (f)	115	8
Eastman Chemical Co.	85	9
Eaton Corp., PLC	250	37
eBay, Inc.	427	30
Ecolab, Inc.	161	34
Edison International	238	13
Edwards Lifesciences Corp. (f)	392	44
Elanco Animal Health, Inc. (f)	267	8
Electronic Arts, Inc.	181	26
Eli Lilly & Co.	511	118
Emerson Electric Co.	377	35
Enphase Energy, Inc. (f)	77	12
Entergy Corp.	126	12
EOG Resources, Inc.	366	29
EPAM Systems, Inc. (f)	35	20
Equifax, Inc.	76	19

Morgan Stanley Variable Insurance Fund, Inc.

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Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Equinix, Inc. REIT	56	44
Equitable Holdings, Inc.	246	7
Equity Lifestyle Properties, Inc. REIT	109	8
Equity Residential REIT	222	18
Erie Indemnity Co., Class A	16	3
Essential Utilities, Inc.	146	7
Essex Property Trust, Inc. REIT	41	13
Estee Lauder Cos., Inc. (The), Class A	144	43
Etsy, Inc. (f)	79	16
Everest Re Group Ltd.	25	6
Evergy, Inc.	142	9
Eversource Energy	215	18
Exact Sciences Corp. (f)	106	10
Exelon Corp.	513	25
Expedia Group, Inc. (f)	87	14
Expeditors International of Washington, Inc.	106	13
Extra Space Storage, Inc. REIT	82	14
Exxon Mobil Corp.	2,358	139
F5 Networks, Inc. (f)	39	8
Facebook, Inc., Class A (f)	1,310	445
Factset Research Systems, Inc.	24	9
Fair Isaac Corp. (f)	18	7
Fastenal Co.	361	19
FedEx Corp.	158	35
Fidelity National Financial, Inc.	175	8
Fidelity National Information Services, Inc.	598	73
Fifth Third Bancorp	447	19
First Republic Bank	109	21
FirstEnergy Corp.	340	12
Fiserv, Inc. (f)	378	41
FleetCor Technologies, Inc. (f)	50	13
FMC Corp.	81	7
Ford Motor Co. (f)	5,548	79
Fortinet, Inc. (f)	87	25
Fortive Corp.	202	14
Fortune Brands Home & Security, Inc.	87	8
Fox Corp., Class A	210	8
Fox Corp., Class B	96	4
Franklin Resources, Inc.	190	6
Freeport-McMoRan, Inc.	916	30
Garmin Ltd.	96	15
Gartner, Inc. (f)	56	17
Generac Holdings, Inc. (f)	39	16
General Dynamics Corp.	153	30
General Electric Co.	688	71
General Mills, Inc.	384	23
General Motors Co. (f)	1,843	97
Genuine Parts Co.	91	11
Gilead Sciences, Inc.	689	48
Global Payments, Inc.	185	29
Globe Life, Inc.	62	6
GoDaddy, Inc., Class A (f)	106	7
Goldman Sachs Group, Inc. (The)	217	82
Guidewire Software, Inc. (f)	50	6
GXO Logistics, Inc. (f)	55	4
Halliburton Co.	558	12
Hartford Financial Services Group, Inc. (The)	224	16
Hasbro, Inc.	82	7
HCA Healthcare, Inc.	171	41
Healthpeak Properties, Inc. REIT	338	11
HEICO Corp.	27	4

Morgan Stanley Variable Insurance Fund, Inc.

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Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

HEICO Corp., Class A	46	5
Henry Schein, Inc. (f)	89	7
Hershey Co. (The)	92	16
Hess Corp.	174	14
Hewlett Packard Enterprise Co.	717	10
Hilton Worldwide Holdings, Inc. (f)	1,854	245
Hologic, Inc. (f)	162	12
Home Depot, Inc. (The)	576	189
Honeywell International, Inc.	437	93
Horizon Therapeutics PLC (f)	134	15
Hormel Foods Corp.	186	8
Host Hotels & Resorts, Inc. REIT (f)	443	7
Howmet Aerospace, Inc.	245	8
HP, Inc.	683	19
HubSpot, Inc. (f)	28	19
Humana, Inc.	81	32
Huntington Bancshares, Inc.	826	13
Huntington Ingalls Industries, Inc.	25	5
Hyatt Hotels Corp., Class A (f)	695	54
IAC/InterActiveCorp (f)	49	6
IDEX Corp.	48	10
IDEXX Laboratories, Inc. (f)	54	34
IHS Markit Ltd.	237	28
Illinois Tool Works, Inc.	199	41
Illumina, Inc. (f)	92	37
Incyte Corp. (f)	117	8
Ingersoll Rand, Inc. (f)	236	12
Insulet Corp. (f)	41	12
Intel Corp.	2,251	120
Intercontinental Exchange, Inc.	353	41
International Business Machines Corp.	461	64
International Flavors & Fragrances, Inc.	156	21
International Paper Co.	234	13
Interpublic Group of Cos., Inc. (The)	245	9
Intuit, Inc.	172	93
Intuitive Surgical, Inc. (f)	74	74
Invesco Ltd.	245	6
Invitation Homes, Inc. REIT	356	14
IPG Photonics Corp. (f)	24	4
IQVIA Holdings, Inc. (f)	120	29
Iron Mountain, Inc. REIT	259	11
Jack Henry & Associates, Inc.	48	8
Jackson Financial, Inc., Class A (f)	64	2
Jacobs Engineering Group, Inc.	82	11
Jazz Pharmaceuticals PLC (f)	38	5
JB Hunt Transport Services, Inc.	53	9
JM Smucker Co. (The)	69	8
Johnson & Johnson	1,450	234
Johnson Controls International PLC	452	31
JPMorgan Chase & Co.	1,716	281
Juniper Networks, Inc.	206	6
Kansas City Southern	57	15
Kellogg Co.	162	10
Keurig Dr Pepper, Inc.	442	15
KeyCorp	608	13
Keysight Technologies, Inc. (f)	117	19
Kimberly-Clark Corp.	212	28
Kinder Morgan, Inc.	1,179	20
KKR & Co., Inc.	326	20
KLA Corp.	97	32
Knight-Swift Transportation Holdings, Inc.	99	5

Morgan Stanley Variable Insurance Fund, Inc.

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Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Kraft Heinz Co. (The)	422	16
Kroger Co. (The)	354	14
L3Harris Technologies, Inc.	132	29
Laboratory Corp. of America Holdings (f)	61	17
Lam Research Corp.	90	51
Lamb Weston Holdings, Inc.	92	6
Las Vegas Sands Corp. (f)	216	8
Lear Corp.	38	6
Leidos Holdings, Inc.	85	8
Lennar Corp., Class A	172	16
Lennox International, Inc.	21	6
Liberty Broadband Corp., Class A (f)	16	3
Liberty Broadband Corp., Class C (f)	99	17
Liberty Global PLC, Class A (f)	103	3
Liberty Global PLC Series C (f)	229	7
Liberty Media Corp-Liberty SiriusXM, Class A (f)	54	3
Liberty Media Corp-Liberty SiriusXM, Class C (f)	108	5
Liberty Media Corp.-Liberty Formula One, Class C (f)	121	6
Lincoln National Corp.	114	8
Linde PLC	329	97
Live Nation Entertainment, Inc. (f)	102	9
LKQ Corp. (f)	181	9
Lockheed Martin Corp.	158	55
Loews Corp.	143	8
Lowe's Cos., Inc.	459	93
Lululemon Athletica, Inc. (f)	78	32
Lumen Technologies, Inc.	585	7
Lyft, Inc., Class A (f)	161	9
LyondellBasell Industries N.V., Class A	168	16
M&T Bank Corp.	81	12
Marathon Oil Corp.	6,776	93
Marathon Petroleum Corp.	409	25
Markel Corp. (f)	9	11
MarketAxess Holdings, Inc.	24	10
Marriott International, Inc., Class A (f)	2,200	326
Marriott Vacations Worldwide Corp.	201	32
Marsh & McLennan Cos., Inc.	319	48
Martin Marietta Materials, Inc.	39	13
Marvell Technology, Inc.	502	30
Masco Corp.	161	9
Masimo Corp. (f)	33	9
Mastercard, Inc., Class A	557	194
Match Group, Inc. (f)	160	25
McCormick & Co., Inc.	156	13
McDonald's Corp.	468	113
McKesson Corp.	100	20
Medical Properties Trust, Inc. REIT	363	7
Medtronic PLC	746	93
MercadoLibre, Inc. (f)	28	47
Merck & Co., Inc.	1,388	104
MetLife, Inc.	472	29
Mettler-Toledo International, Inc. (f)	15	21
MGM Resorts International	248	11
Microchip Technology, Inc.	169	26
Micron Technology, Inc.	702	50
Microsoft Corp.	3,998	1,127
Mid-America Apartment Communities, Inc. REIT	72	13
Moderna, Inc. (f)	199	77
Mohawk Industries, Inc. (f)	37	7
Molina Healthcare, Inc. (f)	36	10
Molson Coors Beverage Co., Class B	119	6

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Mondelez International, Inc., Class A	886	52
MongoDB, Inc. (f)	34	16
Monolithic Power Systems, Inc.	27	13
Monster Beverage Corp. (f)	249	22
Moody's Corp.	106	38
Mosaic Co. (The)	226	8
Motorola Solutions, Inc.	106	25
MSCI, Inc.	52	32
Nasdaq, Inc.	72	14
NetApp, Inc.	140	13
Netflix, Inc. (f)	278	170
Neurocrine Biosciences, Inc. (f)	59	6
Newell Brands, Inc.	240	5
Newmont Corp. (NYSE)	184	10
Newmont Corp. (TSX)	503	27
News Corp., Class A	246	6
NextEra Energy, Inc.	1,131	89
NIKE, Inc., Class B	798	116
NiSource, Inc.	246	6
Nordson Corp.	33	8
Norfolk Southern Corp.	158	38
Northern Trust Corp.	124	13
Northrop Grumman Corp.	99	36
NortonLifeLock, Inc.	365	9
Norwegian Cruise Line Holdings Ltd. (f)	4,061	108
Novavax, Inc. (f)	44	9
Novocure Ltd. (f)	58	7
NRG Energy, Inc.	153	6
Nucor Corp.	190	19
NVIDIA Corp.	1,354	280
NVR, Inc. (f)	2	10
NXP Semiconductors N.V.	174	34
O'Reilly Automotive, Inc. (f)	45	27
Oak Street Health, Inc. (f)	60	3
Occidental Petroleum Corp.	585	17
Okta, Inc. (f)	76	18
Old Dominion Freight Line, Inc.	62	18
Omega Healthcare Investors, Inc. REIT	145	4
Omnicom Group, Inc.	135	10
ON Semiconductor Corp. (f)	259	12
ONEOK, Inc.	279	16
Oracle Corp.	1,102	96
Otis Worldwide Corp.	259	21
Ovintiv, Inc.	72	2
Owens Corning	66	6
PACCAR, Inc.	218	17
Packaging Corp. of America	60	8
Palantir Technologies, Inc., Class A (f)	330	8
Palo Alto Networks, Inc. (f)	61	29
Parker Hannifin Corp.	81	23
Paychex, Inc.	204	23
Paycom Software, Inc. (f)	32	16
PayPal Holdings, Inc. (f)	598	156
PDC Energy, Inc.	821	39
Peloton Interactive, Inc., Class A (f)	157	14
Pentair PLC	104	8
PepsiCo, Inc.	866	130
PerkinElmer, Inc.	70	12
Pfizer, Inc.	3,101	133
PG&E Corp. (f)	834	8
Philip Morris International, Inc.	878	83

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Phillips 66	274	19
Pinnacle West Capital Corp.	71	5
Pinterest, Inc., Class A (f)	334	17
Pioneer Natural Resources Co.	2,286	381
Plug Power, Inc. (f)	315	8
PNC Financial Services Group, Inc. (The)	266	52
Pool Corp.	25	11
PPD, Inc. (f)	77	4
PPG Industries, Inc.	149	21
PPL Corp.	483	13
Principal Financial Group, Inc.	171	11
Procter & Gamble Co. (The)	1,346	188
Progressive Corp. (The)	368	33
Prologis, Inc. REIT	464	58
Prudential Financial, Inc.	249	26
PTC, Inc. (f)	70	8
Public Service Enterprise Group, Inc.	318	19
Public Storage REIT	99	29
Pulte Group, Inc.	167	8
Qorvo, Inc. (f)	71	12
QUALCOMM, Inc.	613	79
Quest Diagnostics, Inc.	84	12
Raymond James Financial, Inc.	117	11
Raytheon Technologies Corp.	854	73
Realty Income Corp. REIT	234	15
Regency Centers Corp. REIT	96	6
Regeneron Pharmaceuticals, Inc. (f)	66	40
Regions Financial Corp.	603	13
Reinsurance Group of America, Inc.	43	5
RenaissanceRe Holdings Ltd.	32	4
Republic Services, Inc.	140	17
ResMed, Inc.	91	24
RingCentral, Inc., Class A (f)	47	10
Robert Half International, Inc.	71	7
Rockwell Automation, Inc.	73	21
Roku, Inc. (f)	68	21
Rollins, Inc.	139	5
Roper Technologies, Inc.	66	29
Ross Stores, Inc.	224	24
Royal Caribbean Cruises Ltd. (f)	2,875	256
Royalty Pharma PLC, Class A	110	4
RPM International, Inc.	82	6
S&P Global, Inc.	151	64
salesforce.com, Inc. (f)	610	165
SBA Communications Corp. REIT	69	23
Schlumberger N.V.	878	26
Seagate Technology Holdings PLC	134	11
Seagen, Inc. (f)	85	14
Sealed Air Corp.	97	5
SEI Investments Co.	77	5
Sempra Energy	199	25
Sensata Technologies Holding PLC (f)	99	5
ServiceNow, Inc. (f)	123	77
Sherwin-Williams Co. (The)	160	45
Simon Property Group, Inc. REIT	206	27
Sirius XM Holdings, Inc.	550	3
Skyworks Solutions, Inc.	104	17
Snap, Inc., Class A (f)	590	44
Snap-On, Inc.	34	7
Snowflake, Inc., Class A (f)	16	5
SolarEdge Technologies, Inc. (f)	32	8

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Southern Co. (The)	563	35
Southwest Airlines Co. (f)	93	5
Splunk, Inc. (f)	102	15
Square, Inc., Class A (f)	245	59
SS&C Technologies Holdings, Inc.	146	10
Stanley Black & Decker, Inc.	101	18
Starbucks Corp.	739	81
State Street Corp.	221	19
Steel Dynamics, Inc.	132	8
STERIS PLC	63	13
Stryker Corp.	213	56
Sun Communities, Inc. REIT	68	13
Sunrun, Inc. (f)	108	5
SVB Financial Group (f)	35	23
Synchrony Financial	367	18
Synopsys, Inc. (f)	96	29
Sysco Corp.	320	25
T Rowe Price Group, Inc.	143	28
T-Mobile US, Inc. (f)	390	50
Take-Two Interactive Software, Inc. (f)	72	11
Target Corp.	314	72
TE Connectivity Ltd.	208	29
Teladoc Health, Inc. (f)	85	11
Teledyne Technologies, Inc. (f)	29	12
Teleflex, Inc.	29	11
Teradyne, Inc.	105	11
Tesla, Inc. (f)	482	374
Texas Instruments, Inc.	578	111
Textron, Inc.	142	10
Thermo Fisher Scientific, Inc.	247	141
TJX Cos., Inc. (The)	654	43
Tractor Supply Co.	73	15
Trade Desk, Inc. (The), Class A (f)	267	19
Tradeweb Markets, Inc., Class A	64	5
Trane Technologies PLC	150	26
TransDigm Group, Inc. (f)	33	21
TransUnion	120	13
Travelers Cos., Inc. (The)	158	24
Trimble, Inc. (f)	157	13
Truist Financial Corp.	846	50
Twilio, Inc., Class A (f)	100	32
Twitter, Inc. (f)	501	30
Tyler Technologies, Inc. (f)	25	11
Tyson Foods, Inc., Class A	185	15
Uber Technologies, Inc. (f)	655	29
UDR, Inc. REIT	186	10
UGI Corp.	131	6
Ulta Beauty, Inc. (f)	34	12
Union Pacific Corp.	421	83
United Parcel Service, Inc., Class B	452	82
United Rentals, Inc. (f)	45	16
UnitedHealth Group, Inc.	596	233
Unity Software, Inc. (f)	35	4
Universal Health Services, Inc., Class B	49	7
US Bancorp	796	47
Vail Resorts, Inc. (f)	25	8
Valero Energy Corp.	257	18
Veeva Systems, Inc., Class A (f)	86	25
Ventas, Inc. REIT	235	13
VEREIT, Inc. REIT	144	6
VeriSign, Inc. (f)	64	13

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Verisk Analytics, Inc.	97	19
Verizon Communications, Inc.	4,335	234
Vertex Pharmaceuticals, Inc. (f)	163	30
VF Corp.	209	14
ViacomCBS, Inc., Class B	356	14
Viatris, Inc.	673	9
VICI Properties, Inc. REIT	337	10
Victoria's Secret & Co. (f)	55	3
Visa, Inc., Class A	1,065	237
Vistra Corp.	276	5
VMware, Inc., Class A (f)	53	8
Vornado Realty Trust REIT	102	4
Voya Financial, Inc.	78	5
Vulcan Materials Co.	83	14
Walgreens Boots Alliance, Inc.	461	22
Walmart, Inc.	877	122
Walt Disney Co. (The) (f)	1,040	176
Waste Connections, Inc.	165	21
Waste Management, Inc.	266	40
Waters Corp. (f)	39	14
Wayfair, Inc., Class A (f)	46	12
WEC Energy Group, Inc.	198	17
Wells Fargo & Co.	2,295	106
Welltower, Inc. REIT	262	22
West Pharmaceutical Services, Inc.	47	20
Western Digital Corp. (f)	192	11
Western Union Co. (The)	258	5
Westinghouse Air Brake Technologies Corp.	113	10
WestRock Co.	165	8
Weyerhaeuser Co. REIT	469	17
Whirlpool Corp.	40	8
Williams Cos., Inc. (The)	762	20
Willis Towers Watson PLC	81	19
Workday, Inc., Class A (f)	113	28
WP Carey, Inc. REIT	110	8
WR Berkley Corp.	89	6
WW Grainger, Inc.	28	11
Wyndham Hotels & Resorts, Inc.	443	34
Wynn Resorts Ltd. (f)	65	5
Xcel Energy, Inc.	338	21
Xilinx, Inc.	154	23
XPO Logistics, Inc. (f)	55	4
Xylem, Inc.	113	14
Yum! Brands, Inc.	188	23
Zebra Technologies Corp., Class A (f)	34	18
Zendesk, Inc. (f)	74	9
Zillow Group, Inc., Class A (f)	38	3
Zillow Group, Inc., Class C (f)	98	9
Zimmer Biomet Holdings, Inc.	130	19
Zoetis, Inc.	298	58
Zoom Video Communications, Inc., Class A (f)	128	33
Zscaler, Inc. (f)	51	13
		26,681
Total Common Stocks (Cost $35,198)		42,109

Preferred Stock (0.0%) (a)
Bermuda (0.0%) (a)
Brookfield Property Preferred LP, expires 7/26/81 (Cost $—@)	2	—	@

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Short-Term Investments (9.7%)
Investment Company (9.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $9,546)	9,545,933	9,546

	Face Amount (000)
U.S. Treasury Security (0.6%)
U.S. Treasury
Bill 0.06%, 7/14/22 (i)(j) (Cost $676)	$676	676
Total Short-Term Investments (Cost $10,222)		10,222
Total Investments (99.9%) (Cost $97,323) (k)(l)(m)(n)		104,718
Other Assets in Excess of Liabilities (0.1%)		104
Net Assets (100.0%)		$104,822

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Amount is less than 0.05%.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Floating or variable rate securities: The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2021.
(f)	Non-income producing security.
(g)	Security trades on the Hong Kong exchange.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(i)	Rate shown is the yield to maturity at September 30, 2021.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)	Securities are available for collateral in connection with securities purchase on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(m)	The approximate fair value and percentage of net assets, $14,631,000 and 14.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(n)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,069,000 and the aggregate gross unrealized depreciation is approximately $2,953,000, resulting in net unrealized appreciation of approximately $8,116,000.
@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
EURIBOR	Euro Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at September 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	2,390		$369	12/16/21	$—	@
Bank of America NA	PLN	67		$17	12/16/21	1
Bank of America NA		$34	ILS	110	12/16/21	(—	@)
Bank of Montreal		$76	CAD	96	12/16/21	—	@
Barclays Bank PLC	RUB	1,954		$26	11/19/21	(1)
Barclays Bank PLC		$21	AUD	29	12/16/21	(—	@)
Barclays Bank PLC		$36	CAD	46	12/16/21	—	@
Barclays Bank PLC		$213	CHF	194	11/19/21	(4)
Barclays Bank PLC		$4	EUR	4	11/19/21	(—	@)
Barclays Bank PLC		$434	KRW	505,579	11/19/21	(8)
BNP Paribas SA	CHF	533		$577	12/16/21	4
BNP Paribas SA	CNY	27,149		$4,176	12/16/21	(4)
BNP Paribas SA	CNY	17,764		$2,732	12/16/21	(3)
BNP Paribas SA	DKK	117		$19	12/16/21	—	@
BNP Paribas SA	EUR	32		$38	12/16/21	1
BNP Paribas SA	EUR	16		$18	12/16/21	—	@
BNP Paribas SA	EUR	4		$5	12/16/21	—	@
BNP Paribas SA	GBP	421		$576	12/16/21	8
BNP Paribas SA	IDR	26,173		$2	12/16/21	—	@
BNP Paribas SA	JPY	1,217		$11	12/16/21	—	@
BNP Paribas SA	JPY	304		$3	12/16/21	—	@
BNP Paribas SA	JPY	9,028		$81	12/16/21	(—	@)
BNP Paribas SA	PEN	10		$2	12/16/21	—	@
BNP Paribas SA		$120	CAD	152	12/16/21	—	@
BNP Paribas SA		$44	CAD	56	12/16/21	(—	@)
BNP Paribas SA		$10	CHF	9	12/16/21	(—	@)
BNP Paribas SA		$14	CLP	10,924	12/16/21	(—	@)
BNP Paribas SA		$61	CNH	397	11/19/21	—	@
BNP Paribas SA		$13	COP	50,392	12/16/21	—
BNP Paribas SA		$46	CZK	1,001	11/19/21	(1)
BNP Paribas SA		$65	EUR	55	11/19/21	(1)
BNP Paribas SA		$996	GBP	719	12/16/21	(27)
BNP Paribas SA		$78	HKD	604	12/16/21	(—	@)
BNP Paribas SA		$1	INR	83	12/16/21	(—	@)
BNP Paribas SA		$660	JPY	72,356	12/16/21	(10)
BNP Paribas SA		$13	KRW	15,023	12/16/21	(—	@)
BNP Paribas SA		$568	MXN	11,444	12/16/21	(19)
BNP Paribas SA		$65	MXN	1,339	12/16/21	(—	@)
BNP Paribas SA		$33	PEN	135	11/19/21	(1)
BNP Paribas SA		$1,319	RUB	97,861	12/16/21	8
BNP Paribas SA		$15	RUB	1,114	12/16/21	—	@
BNP Paribas SA		$120	SGD	161	12/16/21	(1)
BNP Paribas SA		$1	TWD	32	12/16/21	(—	@)
Citibank NA		$821	CNH	5,356	11/19/21	7
Citibank NA		$8	CZK	168	12/16/21	(—	@)
Citibank NA		$1,250	EUR	1,059	11/19/21	(22)
Citibank NA		$31	ILS	100	12/16/21	(—	@)
Citibank NA		$4	THB	145	12/16/21	(—	@)
Citibank NA		$121	THB	4,040	11/19/21	(1)
Commonwealth Bank of Australia	NZD	13		$9	12/16/21	—	@
Goldman Sachs International	BRL	14,135		$2,638	12/16/21	74
Goldman Sachs International	EUR	67		$78	12/16/21	—	@
Goldman Sachs International		$71	AUD	97	12/16/21	(1)

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Goldman Sachs International		$40		BRL	221		12/16/21	(—	@)
Goldman Sachs International		$489		CHF	448		12/16/21	(7)
Goldman Sachs International		$113		EUR	96		12/16/21	(1)
Goldman Sachs International		$23		HKD	177		12/16/21	(—	@)
Goldman Sachs International		$18		HUF	5,535		11/19/21	(1)
Goldman Sachs International		$—	@	HUF	134		11/19/21	(—	@)
Goldman Sachs International		$5		PLN	21		11/19/21	(—	@)
Goldman Sachs International		$29		RON	122		11/19/21	(1)
JPMorgan Chase Bank NA	DKK	148			$23		11/19/21	—	@
JPMorgan Chase Bank NA	EUR	88			$102		11/19/21	(—	@)
JPMorgan Chase Bank NA	GBP	38			$51		11/19/21	—	@
JPMorgan Chase Bank NA	GBP	16			$22		11/19/21	(—	@)
JPMorgan Chase Bank NA	GBP	299			$415		11/19/21	12
JPMorgan Chase Bank NA	SEK	71			$8		12/16/21	—	@
JPMorgan Chase Bank NA		$136		AUD	186		12/16/21	(2)
JPMorgan Chase Bank NA		$5		AUD	7		11/19/21	(—	@)
JPMorgan Chase Bank NA		$102		EUR	88		10/5/21	—	@
JPMorgan Chase Bank NA		$111		GBP	80		12/16/21	(3)
JPMorgan Chase Bank NA		$145		GBP	107		11/19/21	(1)
JPMorgan Chase Bank NA		$22		GBP	16		10/5/21	—	@
JPMorgan Chase Bank NA		$423		JPY	46,093		11/19/21	(8)
JPMorgan Chase Bank NA		$13		NOK	119		11/19/21	—	@
JPMorgan Chase Bank NA		$—	@	NOK	3		11/19/21	—	@
JPMorgan Chase Bank NA		$85		SEK	740		11/19/21	(1)
JPMorgan Chase Bank NA	ZAR	19			$1		12/17/21	—	@
JPMorgan Chase Bank NA	CAD	30			$24		11/19/21	—	@
JPMorgan Chase Bank NA	EUR	26			$30		11/19/21	1
JPMorgan Chase Bank NA		$—	@	GBP	—	@	11/19/21	(—	@)
State Street Bank and Trust Co.		$3		HKD	21		12/16/21	(—	@)
UBS AG	AUD	866			$635		11/19/21	9
UBS AG	CAD	162			$129		11/19/21	1
UBS AG	EUR	1,412			$1,672		12/16/21	34
UBS AG	EUR	492			$577		12/16/21	7
UBS AG	EUR	364			$426		12/16/21	4
UBS AG	GBP	—	@		$—	@	11/19/21	—	@
UBS AG	HKD	289			$37		12/16/21	(—	@)
UBS AG	JPY	6,087			$55		11/19/21	1
UBS AG	JPY	63,727			$576		12/16/21	3
UBS AG	JPY	2,582			$23		11/19/21	(—	@)
UBS AG	MXN	1,770			$88		11/19/21	3
UBS AG	NOK	6,034			$699		12/16/21	9
UBS AG		$210		AUD	287		12/16/21	(3)
UBS AG		$176		CAD	223		12/16/21	—	@
UBS AG		$661		CHF	606		12/16/21	(9)
UBS AG		$4		GBP	3		11/19/21	(—	@)
UBS AG		$—	@	GBP	—	@	11/19/21	(—	@)
UBS AG		$29		HKD	225		12/16/21	(—	@)
UBS AG		$1		HUF	419		12/16/21	(—	@)
UBS AG		$587		JPY	64,287		12/16/21	(9)
UBS AG		$7		JPY	752		11/19/21	(—	@)
UBS AG		$23		JPY	2,582		10/5/21	—	@
UBS AG		$821		MXN	16,553		12/16/21	(28)
UBS AG		$75		SGD	101		11/19/21	(—	@)
UBS AG		$7		TRY	62		12/16/21	(—	@)
UBS AG	ZAR	327			$23		12/17/21	1
								$10

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Futures Contracts:
The Fund had the following futures contracts open at September 30, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
SPI 200 Index (Australia)	4	Dec-21	AUD	— @	$527	$(5)
S&P TSE 60 Index (Canada)	6	Dec-21	CAD	1	1,133	(33)
IBEX 35 Index (Spain)	1	Oct-21	EUR	— @	102	1
HANG SENG Index (Hong Kong)	1	Oct-21	HKD	— @	158	2
FTSE MIB Index (Italy)	1	Dec-21	EUR	— @	147	(1)
CAC 40 Index (France)	1	Oct-21		— @	75	(2)
GOLD 100 OZ (United States)	6	Dec-21		$1	1,054	4
South Korea 10 yr. Bond (Korea, Republic of)	5	Dec-21	KRW	500,000	525	(9)
SGX MSCI Singapore (Singapore)	5	Oct-21	SGD	1	130	(2)
U.S. Treasury 10 yr. Note (United States)	8	Dec-21		$800	1,053	(10)

Short:
Copper Future (United States)	9	Dec-21		(225)	(920)	43
U.S. Treasury Ultra Long Bond (United States)	42	Dec-21		(4,200)	(6,100)	89
U.S. Treasury 10 yr. Note (United States)	4	Dec-21		(400)	(526)	7
U.S. Treasury 5 yr. Note (United States)	7	Dec-21		(700)	(859)	5
U.S. Treasury 2 yr. Note (United States)	13	Dec-21		(2,600)	(2,861)	2
UK Long Gilt Bond (United Kingdom)	1	Dec-21	GBP	(100)	(169)	5
Euro STOXX 50 Index (Germany)	22	Dec-21	EUR	(— @)	(1,032)	28
S&P 500 E Mini Index (United States)	39	Dec-21		$(2)	(8,381)	299
MSCI Emerging Market E Mini (United States)	14	Dec-21		(1)	(872)	39
FTSE 100 Index (United Kingdom)	1	Dec-21	GBP	(— @)	(95)	(— @)
German Euro BTP (Germany)	17	Dec-21	EUR	(1,700)	(2,992)	48
German Euro Bund (Germany)	1	Dec-21		(100)	(197)	3
Nikkel 225 Index (Japan)	2	Dec-21	JPY	(1)	(263)	2
						$515

Interest Rate Swap Agreements:
The Fund had the following interest rate swap agreements open at September 30, 2021:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14%	Quarterly/ Quarterly	7/3/23	MXN	23,872	$(3)	$—	$(3)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14	Quarterly/ Quarterly	7/3/23		23,872	(3)	—	(3)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.13	Quarterly/ Quarterly	7/5/23		23,872	(3)	—	(3)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		6,814	(5)	—	(5)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/ Quarterly	6/29/26		6,814	(5)	—	(5)

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.66	Quarterly/ Quarterly	7/1/26	6,814	(5)	—	(5)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.24	Semi-Annual/ Quarterly	3/30/30	$316	52	—	52
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.27	Semi-Annual/ Quarterly	3/30/30	1,106	176	—	176
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.30	Semi-Annual/ Quarterly	3/30/30	315	49	—	49
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.18	Semi-Annual/ Quarterly	3/31/30	526	89	—	89
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.31	Semi-Annual/ Quarterly	4/28/30	190	30	—	30
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.37	Semi-Annual/ Quarterly	5/29/30	134	21	—	21
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.75	Semi-Annual/ Quarterly	7/30/30	247	33	—	33
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.96	Semi-Annual/ Quarterly	8/28/30	138	15	—	15
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.18	Semi-Annual/ Quarterly	12/23/30	387	30	—	30
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.56	Semi-Annual/ Quarterly	5/24/31	897	(26)	—	(26)
Morgan Stanley & Co. LLC*	3 Month LIBOR	Receive	2.57	Semi-Annual/ Quarterly	5/26/31	327	9	—	9
							$454	$—	$454

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at September 30, 2021:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Bitcoin Plays Basket Index	Pay	3 Month USD LIBOR plus 2.25%	Quarterly	5/23/22	$94	$5	$—	$5
Barclays Bank PLC	Barclays Bitcoin Plays Basket Index	Pay	3 Month USD LIBOR plus 2.25%	Quarterly	5/23/22	28	2	—	2
Barclays Bank PLC	Barclays Bitcoin Plays Basket Index	Pay	3 Month USD LIBOR plus 2.25%	Quarterly	5/23/22	51	9	—	9
Barclays Bank PLC	Barclays Electric Vehicles Basket Index	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	6/13/22	652	16	—	16

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	9/16/22	2,588	121	—	121
BNP Paribas SA	BNP U.S. E-Commerce Index	Pay	3 Month USD LIBOR plus 0.30%	Quarterly	9/6/22	334	33	—	33
BNP Paribas SA	BNP U.S. E-Commerce Index	Pay	3 Month USD LIBOR plus 0.30%	Quarterly	9/6/22	342	22	—	22
BNP Paribas SA	MSCI DAILY Total Return GROSS USA Index	Receive	3 Month USD LIBOR plus 0.38%	Quarterly	7/14/22	9,086	(148)	—	(148)
BNP Paribas SA	MSCI DAILY Total Return GROSS USA Index	Receive	3 Month USD LIBOR plus 0.39%	Quarterly	9/29/22	6,246	(192)	—	(192)
BNP Paribas SA	MSCI Emerging Markets ex China Index	Receive	3 Month USD LIBOR plus 0.52%	Quarterly	1/13/22	436	(3)	—	(3)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	2/10/22	4,121	192	—	192
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	1/26/22	8,609	(437)	—	(437)
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	448	12	—	12
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	1,009	20	—	20
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	1,004	18	—	18
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	1,022	15	—	15
JPMorgan Chase Bank NA	JPM SPX 1500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	997	18	—	18
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	149	5	—	5
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	338	10	—	10
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	335	8	—	8
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	340	8	—	8
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	331	7	—	7

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

JPMorgan Chase Bank NA	JPM SPX 500 Anti-Value Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	1,985	86	—	86
JPMorgan Chase Bank NA	JPM SPX 500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	1,990	(41)	—	(41)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	597	(1)	—	(1)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	1,359	(4)	—	(4)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	1,327	4	—	4
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	1,377	(2)	—	(2)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	9/14/22	1,290	(5)	—	(5)
JPMorgan Chase Bank NA	JPM U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.34%	Quarterly	7/21/22	1,744	(25)	—	(25)
JPMorgan Chase Bank NA	JPM U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.34%	Quarterly	7/21/22	1,750	(11)	—	(11)

							$(258)	$—	$(258)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index as of September 30, 2021:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index
Bank of America Corp.	308,343	$13,089	21.37%
CIT Group, Inc.	3,298	171	0.28
Citigroup, Inc.	79,236	5,561	9.08
Citizens Financial Group	15,687	737	1.20
Comerica, Inc.	5,287	426	0.69
East West Bancorp, Inc.	4,961	385	0.63
Fifth Third Bancorp	25,079	1,064	1.74
First Republic Bank	5,750	1,109	1.81
Huntington Bancshares, Inc.	35,695	552	0.90
JPMorgan Chase & Co.	110,953	18,162	29.65
Keycorp	34,389	743	1.21
M&T Bank Corp.	4,440	663	1.08
People'S United Financial	13,619	238	0.39
PNC Financial Services Group	15,425	3,018	4.93
Regions Financial Corp.	34,597	737	1.20
Signature Bank	1,907	519	0.85
SVB Financial Group	1,793	1,160	1.89
Truist Financial Corp.	45,852	2,689	4.39
US Bancorp	51,605	3,067	5.01
Wells Fargo & Co.	146,120	6,781	11.07
Zions Bancorp NA	6,245	387	0.63

The following table represents the equity basket holdings underlying the total return swap with  JPM SPX 1500 Anti-Value Index as of September 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Anti-Value Index
AAON, Inc.	787	$51	0.53%
Ambac Financial Group, Inc.	3,759	54	0.55
Axos Financial, Inc.	1,101	57	0.58
Balchem Corp.	363	53	0.54
Boeing Co. (The)	239	53	0.54
Capitol Federal Financial, Inc.	4,560	52	0.54
Celsius Holdings, Inc.	580	52	0.54
Chefs' Warehouse, Inc. (The)	1,819	59	0.61
Coherus Biosciences, Inc.	3,265	52	0.54
Commerce Bancshares, Inc.	742	52	0.53
Corvel Corp.	299	56	0.57
Cullen/Frost Bankers, Inc.	455	54	0.55
Cytokinetics, Inc.	1,689	60	0.62
Diamondrock Hospitality Co.	5,897	56	0.57
Factset Research Systems, Inc.	132	52	0.53
First Financial Bankshares, Inc.	1,153	53	0.54
Glacier BanCorp., Inc.	998	55	0.57
Great Western BanCorp, Inc.	1,764	58	0.59
Healthequity, Inc.	798	52	0.53
Helmerich & Payne	1,875	51	0.53
Hersha Hospitality Trust	5,691	53	0.54
Hess Corp.	744	58	0.60
Hilton Worldwide Holdings, Inc.	400	53	0.54
Host Hotels & Resorts, Inc.	3,146	51	0.53
Lakeland Financial Corp.	768	55	0.56
Lattice Semiconductor Corp.	800	52	0.53
Live Nation Entertainment, Inc.	590	54	0.55
Norwegian Cruise Line Holding, Inc.	2,060	55	0.56
Now, Inc.	6,994	54	0.55
Par Pacific Holdings, Inc.	3,424	54	0.55
Park Hotels & Resorts, Inc.	2,690	51	0.53
Paylocity Holding Corp.	191	53	0.55
PBF Energy, Inc.-Class A	5,366	70	0.71
PDF Solutions, Inc.	2,232	51	0.53
Pebblebrook Hotel Trust	2,386	53	0.55
Penn Virginia Corp.	2,515	67	0.69
R1 RCM, Inc.	2,527	56	0.57
Royal Caribbean Cruises Ltd.	621	55	0.57
Sabre Corp.	4,691	56	0.57
Servisfirst Bancshares, Inc.	699	54	0.56
Signature Bank	193	52	0.54
Summit Hotel Properties, Inc.	5,723	55	0.57
SVB Financial Group	86	56	0.57
Transdigm Group, Inc.	85	53	0.54
Triumph BanCorp, Inc.	624	63	0.64
United Airlines Holdings, Inc.	1,129	54	0.55
Viad Corp.	1,185	54	0.55
Vicor Corp.	402	54	0.55
Westamerica BanCorp	918	52	0.53
Xenia Hotels & Resorts, Inc.	3,044	54	0.55

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Low Vol Index as of September 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Low Vol Index
AAON, Inc.	806	$53	0.54%
American Express Co.	326	55	0.56
Amerisafe, Inc.	922	52	0.53
Arcosa, Inc.	1,053	53	0.54
Autozone, Inc.	34	57	0.59
Baker Hughes Co.	2,191	54	0.56
Capitol Federal Financial, Inc.	4,679	54	0.55
Chevron Corp.	542	55	0.57
City Holding Co.	699	54	0.56
CME Group, Inc.	273	53	0.54
Commerce Bancshares, Inc.	762	53	0.55
Community Bank System, Inc.	760	52	0.54
Coterra Energy, Inc.	2,862	62	0.64
CVB Financial Corp.	2,679	55	0.56
Dril-Quip, Inc.	2,277	57	0.59
Easterly Government Properties	2,507	52	0.53
Electronic Arts, Inc.	367	52	0.54
Exxon Mobil Corp.	963	57	0.58
Factset Research Systems, Inc.	136	54	0.55
First Finl Bankshares, Inc.	1,183	54	0.56
Flowers Foods, Inc.	2,220	52	0.54
Gatx Corp.	588	53	0.54
Gentex Corp.	1,665	55	0.57
Glacier Bancorp, Inc.	1,025	57	0.58
Heritage Financial Corp.	2,145	55	0.56
JPMorgan Chase & Co.	329	54	0.56
Kinder Morgan, Inc.	3,269	55	0.56
KKR Real Estate Finance Trust	2,456	52	0.53
Maximus, Inc.	628	52	0.54
Mcdonald's Corp.	217	52	0.54
Merck & Co., Inc.	712	53	0.55
Murphy Usa, Inc.	348	58	0.60
NBT Bancorp, Inc.	1,522	55	0.57
Northrop Grumman Corp.	147	53	0.55
Northwest Bancshares, Inc.	4,133	55	0.57
O'Reilly Automotive, Inc.	88	54	0.55
Park National Corp.	462	56	0.58
Paychex, Inc.	471	53	0.55
Ps Business Parks, Inc.	332	52	0.54
Safety Insurance Group, Inc.	659	52	0.54
Southside Bancshares, Inc.	1,406	54	0.55
Southwest Airlines Co.	1,080	56	0.57
Standard Motor Productions	1,227	54	0.55
Tetra Tech, Inc.	352	53	0.54
Texas Instruments, Inc.	272	52	0.54
Thermo Fisher Scientific, Inc.	91	52	0.54
Tompkins Financial Corp.	685	55	0.57
Westamerica Bancorp	943	53	0.55
Williams Cos, Inc.	2,155	56	0.58
WR Berkley Corp.	721	53	0.54

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Anti-Value Index as of September 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Anti-Value Index
Air Products & Chemicals, Inc.	163	$42	0.98%
American Airlines Group, Inc.	2,159	44	1.04
AON PLC - Class A	149	43	1.00
Arthur J Gallagher & Co.	300	45	1.05
Autodesk, Inc.	152	43	1.02
Ball Corp.	457	41	0.97
Bio-Techne Corp.	86	42	0.98
Boeing Co. (The)	204	45	1.05
Booking Holdings, Inc.	19	45	1.05
Carnival Corp.	1,873	47	1.10
Chipotle Mexican Grill, Inc.	23	42	0.98
Cintas Corp.	109	42	0.98
Clorox Company	258	43	1.01
CME Group, Inc.	227	44	1.03
Copart, Inc.	307	43	1.00
Costco Wholesale Corp.	94	42	0.99
Devon Energy Corp.	1,533	54	1.28
Dexcom, Inc.	79	43	1.02
Etsy, Inc.	201	42	0.99
Fastenal Co.	817	42	0.99
First Republic Bank	221	43	1.00
Hess Corp.	636	50	1.17
Hilton Worldwide Holdings, Inc.	347	46	1.08
Host Hotels & Resorts, Inc.	2,711	44	1.04
IDEX Corp.	200	41	0.98
Intercontinental Exchange, Inc.	365	42	0.99
Intuit, Inc.	77	41	0.98
Live Nation Entertainment, Inc.	505	46	1.08
Marketaxess Holdings, Inc.	98	41	0.97
Marsh & Mclennan Co.	272	41	0.97
Mastercard, Inc. - Class A	124	43	1.02
Monolithic Power Systems, Inc.	89	43	1.02
Nasdaq, Inc.	220	43	1.00
Netflix, Inc.	73	45	1.05
Norwegian Cruise Line Holding, Inc.	1,749	47	1.10
Nov, Inc.	3,429	45	1.06
Old Dominion Freight Line	151	43	1.01
Paycom Software, Inc.	91	45	1.06
Phillips 66	653	46	1.08
Royal Caribbean Cruises Ltd.	534	48	1.12
Schwab (Charles) Corp.	603	44	1.03
Servicenow, Inc.	67	42	0.98
Tesla, Inc.	58	45	1.05
Transdigm Group, Inc.	73	46	1.07
Twitter, Inc.	698	42	0.99
Tyler Technologies, Inc.	91	42	0.99
UDR, Inc.	814	43	1.01
United Airlines Holdings, Inc.	936	45	1.05
Verisk Analytics, Inc.	213	43	1.00
Vulcan Materials Co.	248	42	0.99

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value Index as of September 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Index
American International Group	599	$33	1.01%
Amerisourcebergen Corp.	265	32	0.97
Anthem, Inc.	88	33	1.01
Archer-Daniels-Midland Co.	549	33	1.01
AT&T, Inc.	1,194	32	0.99
Borgwarner, Inc.	768	33	1.02
C.H. Robinson Worldwide, Inc.	375	33	1.00
Capital One Financial Corp.	210	34	1.04
CBRE Group, Inc. - Class A	334	32	1.00
Centene Corp.	528	33	1.01
Citigroup, Inc.	465	33	1.00
Cognizant Tech Solutions - Class A	428	32	0.98
Comerica, Inc.	448	36	1.11
Conagra Brands, Inc.	985	33	1.02
CVS Health Corp.	383	33	1.00
Dollar Tree, Inc.	359	34	1.05
Eog Resources, Inc.	486	39	1.20
Ford Motor Co.	2,565	36	1.12
General Motors Co.	676	36	1.09
Hewlett Packard Enterprise	2,233	32	0.98
HP, Inc.	1,160	32	0.97
Huntington Ingalls Industries	164	32	0.97
Intel Corp.	613	33	1.00
International Business Machines Corp.	238	33	1.01
Invesco Ltd.	1,321	32	0.98
Jacobs Engineering Group, Inc.	242	32	0.98
Juniper Networks, Inc.	1,163	32	0.98
Kimco Realty Corp.	1,527	32	0.97
Kinder Morgan, Inc.	2,048	34	1.05
Kraft Heinz Co. (The)	895	33	1.01
Leidos Holdings, Inc.	330	32	0.98
LKQ Corp.	645	32	1.00
Lumen Technologies, Inc.	2,648	33	1.01
Lyondellbasell Industries - Class A	357	34	1.03
M&T Bank Corp.	237	35	1.09
Marathon Petroleum Corp.	572	35	1.09
Mckesson Corp.	160	32	0.98
Metlife, Inc.	536	33	1.02
Micron Technology, Inc.	449	32	0.98
Molson Coors Beverage Co. - Class B	711	33	1.01
Mosaic Co. (The)	1,037	37	1.14
Northrop Grumman Corp.	92	33	1.01
Principal Financial Group	502	32	0.99
Schlumberger Ltd.	1,230	36	1.12
Simon Property Group, Inc.	251	33	1.00
Textron, Inc.	459	32	0.98
Tyson Foods, Inc. - Class A	433	34	1.05
Viacomcbs, Inc. - Class B	811	32	0.98
Weyerhaeuser Co.	939	33	1.03
Zions BanCorp NA	569	35	1.08

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Index as of September 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Index
Aaron's Co, Inc. (The)	1,926	$53	0.53%
Advansix, Inc.	1,344	53	0.54
Alliance Data Systems Corp.	542	55	0.55
American Axle & MFG Holdings	6,223	55	0.55
Ameris Bancorp	1,100	57	0.57
Arcbest Corp.	767	63	0.63
Archrock, Inc.	7,025	58	0.58
Associated Bancorp	2,505	54	0.54
Atlas Air Worldwide Holdings	684	56	0.56
Bonanza Creek Energy, Inc.	1,167	56	0.56
Boyd Gaming Corp.	861	54	0.55
Capital One Financial Corp.	328	53	0.53
Centene Corp.	852	53	0.53
Central Garden And Pet Co. - Class A	1,297	56	0.56
Chuy's Holdings, Inc.	1,695	53	0.54
Customers Bancorp., Inc.	1,330	57	0.57
Encore Wire Corp.	595	56	0.57
Endo International PLC	16,704	54	0.54
E.W. Scripps Co. (The) - Class A	3,080	56	0.56
First Horizon Corp.	3,342	54	0.55
FNB Corp.	4,624	54	0.54
Fresh Del Monte Produce, Inc.	1,699	55	0.55
Genworth Financial, Inc. - Class A	14,589	55	0.55
Griffon Corp.	2,187	54	0.54
Group 1 Automotive, Inc.	321	60	0.61
Heidrick & Struggles International	1,227	55	0.55
Hope Bancorp, Inc.	3,833	55	0.55
Interface, Inc.	3,571	54	0.54
Laredo Petroleum, Inc.	821	67	0.67
Marathon Petroleum Corp.	903	56	0.56
Mosaic Co. (The)	1,600	57	0.57
OFG Bancorp	2,231	56	0.56
Pacwest Bancorp	1,205	55	0.55
Piper Sandler Co.	384	53	0.53
Progress Software Corp.	1,124	55	0.55
Redwood Trust, Inc.	4,156	54	0.54
Ryder System, Inc.	654	54	0.54
Schlumberger Ltd.	1,926	57	0.57
Siriuspoint Ltd.	5,788	54	0.54
Skywest, Inc.	1,157	57	0.57
SM Energy Co.	2,554	67	0.68
Spartannash Co.	2,438	53	0.54
Tegna, Inc.	3,110	61	0.61
Treehouse Foods, Inc.	1,334	53	0.53
Trinseo SA	1,034	56	0.56
Tyson Foods, Inc. - Class A	685	54	0.54
United Natural Foods, Inc.	1,420	69	0.69
Univar Solutions, Inc.	2,249	54	0.54
Wabash National Corp.	3,534	53	0.54
Zions BanCorp NA	893	55	0.55

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Cyclicals Index as of September 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. Cyclicals Index
3M Co.	814	$143	1.44%
Air Products & Chemicals, Inc.	310	79	0.80
Aptiv PLC	381	57	0.57
Autozone, Inc.	32	54	0.54
Boeing Co. (The)	782	172	1.73
Booking Holdings, Inc.	58	137	1.39
Carrier Global Corp.	1,164	60	0.61
Caterpillar, Inc.	768	147	1.49
Chipotle Mexican Grill, Inc.	40	72	0.73
CSX Corp.	3,211	95	0.96
Deere & Co.	417	140	1.41
Dollar General Corp.	343	73	0.73
Dow, Inc.	1,043	60	0.61
Eaton Corp. PLC	560	84	0.84
Ecolab, Inc.	359	75	0.76
Emerson Electric Co.	845	80	0.80
FedEx Corp.	355	78	0.78
Ford Motor Co.	5,520	78	0.79
Freeport-Mcmoran, Inc.	2,049	67	0.67
General Dynamics Corp.	342	67	0.68
General Electric Co.	1,550	160	1.61
General Motors Co.	1,827	96	0.97
Home Depot, Inc.	1,513	497	5.01
Honeywell International, Inc.	981	208	2.10
Illinois Tool Works	445	92	0.93
Johnson Controls International	1,012	69	0.69
L3Harris Technologies, Inc.	295	65	0.66
Linde PLC	734	215	2.17
Lowe'S Cos, Inc.	1,027	208	2.10
Lululemon Athletica, Inc.	174	71	0.71
Marriott International - Class A	394	58	0.59
Mcdonald'S Corp.	1,049	253	2.55
Newmont Corp.	1,124	61	0.62
Nike, Inc. - Class B	1,786	259	2.62
Norfolk Southern Corp.	355	85	0.86
Northrop Grumman Corp.	222	80	0.81
O'Reilly Automotive, Inc.	99	61	0.61
Raytheon Technologies Corp.	2,147	185	1.86
Roper Technologies, Inc.	148	66	0.67
Ross Stores, Inc.	506	55	0.56
Sherwin-Williams Co. (The)	357	100	1.01
Starbucks Corp.	1,660	183	1.85
Target Corp.	703	161	1.62
Tesla, Inc.	1,078	836	8.43
TJX Companies, Inc.	1,689	111	1.12
Trane Technologies PLC	334	58	0.58
Uber Technologies, Inc.	1,698	76	0.77
Union Pacific Corp.	940	184	1.86
United Parcel Service - Class B	1,010	184	1.85
Waste Management, Inc.	595	89	0.90

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Defensives Index as of September 30, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. Defensives Index
Abbott Laboratories	2,085	$246	2.51%
Abbvie, Inc.	2,084	225	2.29
Agilent Technologies, Inc.	360	57	0.58
Align Technology, Inc.	89	59	0.60
Amgen, Inc.	682	145	1.48
Anthem, Inc.	289	108	1.10
AT&T, Inc.	8,441	228	2.32
Becton Dickinson and Co.	342	84	0.86
Biogen, Inc.	181	51	0.52
Boston Scientific Corp.	1,671	73	0.74
Bristol-Myers Squibb Co.	2,637	156	1.59
Cigna Corp.	416	83	0.85
Coca-Cola Co. (The)	4,830	253	2.58
Colgate-Palmolive Co.	947	72	0.73
Costco Wholesale Corp.	524	235	2.40
CVS Health Corp.	1,550	132	1.34
Danaher Corp.	753	229	2.34
Dexcom, Inc.	113	62	0.63
Dominion Energy, Inc.	949	69	0.71
Duke Energy Corp.	908	89	0.90
Edwards Lifesciences Corp.	736	83	0.85
Eli Lilly & Co.	956	221	2.25
Estee Lauder Companies - Class A	271	81	0.83
Exelon Corp.	1,156	56	0.57
Gilead Sciences, Inc.	1,483	104	1.06
HCA Healthcare, Inc.	322	78	0.80
Humana, Inc.	152	59	0.60
IDEXX Laboratories, Inc.	100	62	0.64
Illumina, Inc.	172	70	0.71
Intuitive Surgical, Inc.	139	138	1.41
IQVIA Holdings, Inc.	226	54	0.55
Johnson & Johnson	3,105	501	5.11
Kimberly-Clark Corp.	396	52	0.53
Medtronic PLC	1,583	198	2.02
Merck & Co., Inc..	2,990	225	2.29
Moderna, Inc.	366	141	1.44
Mondelez International, Inc. - Class A	1,661	97	0.99
Nextera Energy, Inc.	2,306	181	1.85
Pepsico, Inc.	1,626	245	2.49
Pfizer, Inc.	6,535	281	2.87
Procter & Gamble Co. (The)	2,894	405	4.12
Regeneron Pharmaceuticals	125	75	0.77
Southern Co. (The)	1,248	77	0.79
Stryker Corp.	397	105	1.07
Thermo Fisher Scientific, Inc.	464	265	2.70
T-Mobile US, Inc.	731	93	0.95
Unitedhealth Group, Inc.	1,121	438	4.47
Vertex Pharmaceuticals, Inc.	309	56	0.57
Walmart, Inc.	1,831	255	2.60
Zoetis, Inc.	558	108	1.11

@	Value/notional amount is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

BTP	Buoni del Tesoro Poliennali.
CAC	Cotation Assistée en Continu.
CPI	Consumer Price Index.
FTSE	Financial Times Stock Exchange.
IBEX	Índice Bursátil Español.
LIBOR	London Interbank Offered Rate.
MIB	Milano Indice di Borsa.
MSCI	Morgan Stanley Capital International.
SGX	Singapore Exchange Ltd.
SPI	Schedule Performance Index.
TIIE	Interbank Equilibrium Interest Rate.
TSE	Toronto Stock Exchange.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	50.0%
Common Stocks	40.2
Short-Term Investments	9.8
Preferred Stock	0.0	**
Total Investments	100.0	%***

**	Amount is less than 0.05%.
***	Does not include open long/short futures contracts with a value of approximately $30,171,000 and net unrealized appreciation of approximately $515,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $10,000. Also does not include open swap agreements with net unrealized appreciation of approximately $196,000.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Biotechnology (2.2%)
Alnylam Pharmaceuticals, Inc. (a)	25,694	$4,851
Ginkgo Bioworks, Inc. (a)(b)	262,683	2,892
Moderna, Inc. (a)	44,571	17,154
		24,897
Entertainment (7.0%)
ROBLOX Corp., Class A (a)	530,887	40,108
Sea Ltd. ADR (Singapore) (a)	63,228	20,153
Spotify Technology SA (a)	79,431	17,899
		78,160
Health Care Equipment & Supplies (2.6%)
DexCom, Inc. (a)	21,235	11,613
Intuitive Surgical, Inc. (a)	17,757	17,653
		29,266
Health Care Providers & Services (1.0%)
Guardant Health, Inc. (a)	91,070	11,385

Health Care Technology (3.3%)
Agilon Health Topco, Inc. (a)(c)	336,300	8,638
Veeva Systems, Inc., Class A (a)	96,894	27,922
		36,560
Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A (a)	115,812	19,427

Information Technology Services (29.9%)
Adyen N.V. (Netherlands) (a)	6,884	19,243
Cloudflare, Inc., Class A (a)	495,613	55,831
Fastly, Inc., Class A (a)	109,254	4,418
MongoDB, Inc. (a)	32,477	15,313
Okta, Inc. (a)	48,020	11,397
Shopify, Inc., Class A (Canada) (a)	49,880	67,626
Snowflake, Inc., Class A (a)	217,440	65,761
Square, Inc., Class A (a)	244,139	58,554
Twilio, Inc., Class A (a)	108,746	34,696
		332,839
Interactive Media & Services (14.7%)
Pinterest, Inc., Class A (a)	414,641	21,126
Snap, Inc., Class A (a)	878,514	64,896
Twitter, Inc. (a)	887,800	53,614
Zillow Group, Inc., Class C (a)	268,678	23,681
		163,317
Internet & Direct Marketing Retail (6.1%)
DoorDash, Inc., Class A (a)	194,659	40,096
Wayfair, Inc., Class A (a)	105,106	26,856
		66,952

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Life Sciences Tools & Services (1.2%)
10X Genomics, Inc., Class A (a)	95,141	13,851

Metals & Mining (0.2%)
Royal Gold, Inc.	27,342	2,611

Pharmaceuticals (2.4%)
Royalty Pharma PLC, Class A	733,599	26,512

Semiconductors & Semiconductor Equipment (2.5%)
NVIDIA Corp.	134,176	27,796

Software (18.3%)
Bill.Com Holdings, Inc. (a)	107,806	28,779
Coupa Software, Inc. (a)	77,203	16,921
Crowdstrike Holdings, Inc., Class A (a)	45,406	11,160
Datadog, Inc., Class A (a)	220,000	31,097
DocuSign, Inc. (a)	71,375	18,374
Trade Desk, Inc. (The), Class A (a)	395,312	27,791
Unity Software, Inc. (a)	243,614	30,756
Zoom Video Communications, Inc., Class A (a)	149,618	39,125
		204,003
Specialty Retail (2.5%)
Carvana Co. (a)	93,832	28,294
Total Common Stocks (Cost $690,776)		1,065,870

Preferred Stocks (0.9%)
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap Series C (a)(b)(d) (acquisition cost — $1,526; acquired 12/22/15)	66,235	—

Software (0.9%)
Databricks, Inc. (a)(b)(d) (acquisition cost — $8,310; acquired 8/31/21)	37,696	8,310
Lookout, Inc. Series F (a)(b)(d) (acquisition cost — $1,618; acquired 6/17/14)	141,612	646
Total Preferred Stocks (Cost $11,454)		8,956

Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $9,650)	222,778	7,541

Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $34,463)	34,463,316	34,463

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Total Investments Excluding Purchased Options (100.3%) (Cost $746,343)	1,116,830
Total Purchased Options Outstanding (0.1%) (Cost $5,486)	1,193
Total Investments (100.4%) (Cost $751,829) (f)(g)(h)	1,118,023
Liabilities in Excess of Other Assets (-0.4%)	(4,107)
Net Assets (100.0%)	$1,113,916

The Fund had the following Derivative Contract - PIPE open at September 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Reinvent Technology Partners Y	Aurora Innovation, Inc. (a)(b)(d)(i)(j)	$3,718,700	12/31/21	$(525)	(0.05)%

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at September 30, 2021 amounts to approximately $11,323,000 and represents 1.0% of net assets.
(c)	Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At September 30, 2021, this security amounted to approximately $8,638,000, which represents 0.8% of net assets of the Fund.
(d)	At September 30, 2021, the Fund held fair valued securities and derivative contract valued at approximately $8,431,000, representing 0.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $399,818,000 and the aggregate gross unrealized depreciation is approximately $34,149,000, resulting in net unrealized appreciation of approximately $365,669,000.
(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(i)

Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 371,870 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Aurora Innovation, Inc., and Reinvent Technology Partners Y, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Reinvent Technology Partners Y, and Aurora Innovation, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Reinvent Technology Partners Y, and Aurora Innovation, Inc. The investment is restricted from resale until the settlement date.

(j)

Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased: The Fund had the following call options purchased open at September 30, 2021:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	212,955,750	212,956	$18		$1,137	$(1,119)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	178,151,986	178,152	—	@	968	(968)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	207,385,996	207,386	80		1,030	(950)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	250,959,503	250,960	636		1,169	(533)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	117,162,448	117,162	303		796	(493)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	72,806,938	72,807	156		386	(230)
							$1,193		$5,486	$(4,293)

@	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition
Classification	Percentage of Total Investments
Information Technology Services	29.8%
Other*	23.5
Software	19.1
Interactive Media & Services	14.6
Entertainment	7.0
Internet & Direct Marketing Retail	6.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open PIPE contract with unrealized depreciation of approximately $525,000.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Apartments (13.1%)
AvalonBay Communities, Inc. REIT	71,807	$15,915
Equity Residential REIT	185,612	15,020
UDR, Inc. REIT	335,539	17,777
		48,712
Data Centers (8.5%)
Equinix, Inc. REIT	37,889	29,937
GDS Holdings Ltd. ADR (China) (a)	33,505	1,897
		31,834
Free Standing (7.2%)
Agree Realty Corp. REIT	79,101	5,239
NETSTREIT Corp. REIT	316,535	7,486
Realty Income Corp. REIT	218,583	14,177
		26,902
Health Care (15.0%)
Healthcare Trust of America, Inc., Class A REIT	172,715	5,123
Healthpeak Properties, Inc. REIT	442,307	14,808
Medical Properties Trust, Inc. REIT	343,139	6,887
Ventas, Inc. REIT	199,885	11,035
Welltower, Inc. REIT	221,587	18,259
		56,112
Industrial (11.5%)
Prologis, Inc. REIT	342,769	42,993

Lodging/Resorts (2.5%)
Boyd Gaming Corp. (a)	97,279	6,154
Caesars Entertainment, Inc. (a)	28,323	3,180
		9,334
Manufactured Homes (4.6%)
Equity Lifestyle Properties, Inc. REIT	52,718	4,117
Sun Communities, Inc. REIT	70,846	13,114
		17,231
Office (6.6%)
Alexandria Real Estate Equities, Inc. REIT	58,715	11,219
Empire State Realty Trust, Inc., Class A REIT	667,735	6,697
Kilroy Realty Corp. REIT	97,875	6,480
		24,396
Self Storage (12.9%)
Extra Space Storage, Inc. REIT	74,740	12,556
Life Storage, Inc. REIT	82,062	9,416
Public Storage REIT	88,183	26,199
		48,171

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Shopping Centers (9.3%)
Brixmor Property Group, Inc. REIT	346,630	7,664
Kimco Realty Corp. REIT	450,282	9,344
Kite Realty Group Trust REIT	203,340	4,140
Retail Properties of America, Inc., Class A REIT	401,172	5,167
RPT Realty REIT	396,946	5,065
SITE Centers Corp. REIT	222,037	3,428
		34,808
Single Family Homes (3.0%)
Invitation Homes, Inc. REIT	293,233	11,240

Specialty (5.0%)
Lamar Advertising Co., Class A REIT	65,204	7,397
VICI Properties, Inc. REIT	395,834	11,246
		18,643
Total Common Stocks (Cost $314,737)		370,376

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (b) (Cost $2,282)	2,281,591	2,282
Total Investments (99.8%) (Cost $317,019) (c)(d)		372,658
Other Assets in Excess of Liabilities (0.2%)		737
Net Assets (100.0%)		$373,395

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $61,773,000 and the aggregate gross unrealized depreciation is approximately $6,134,000, resulting in net unrealized appreciation of approximately $55,639,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Health Care	15.1%
Apartments	13.1
Self Storage	12.9
Industrial	11.5
Other*	10.8
Shopping Centers	9.3
Data Centers	8.5
Free Standing	7.2
Office	6.6
Specialty	5.0
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Notes to the Portfolio of Investments ▪ September 30, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$49	$—	$49
Agency Fixed Rate Mortgages	—	14,815	—	14,815
Asset-Backed Securities	—	10,410	—	10,410
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,915	—	1,915
Commercial Mortgage-Backed Securities	—	6,107	—	6,107
Corporate Bonds	—	38,526	—	38,526
Mortgages - Other	—	19,651	—	19,651
Municipal Bonds	—	1,490	—	1,490
Sovereign	—	5,850	—	5,850
Supranational	—	385	—	385
U.S. Treasury Security	—	2,466	—	2,466
Total Fixed Income Securities	—	101,664	—	101,664
Short-Term Investments
Investment Company	10,169	—	—	10,169
U.S. Treasury Security	—	833	—	833
Total Short-Term Investments	10,169	833	—	11,002
Foreign Currency Forward Exchange Contracts	—	90	—	90
Futures Contracts	181	—	—	181
Total Assets	10,350	102,587	—	112,937
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(31)	—	(31)
Futures Contracts	(318)	—	—	(318)
Total Liabilities	(318)	(31)	—	(349)
Total	$10,032	$102,556	$—	$112,588

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$-	†
Purchases	-
Sales	-	(†)
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$-

†	Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Aerospace & Defense	$12,998	$—	$—	$12,998
Biotechnology	7,131	—	—	7,131
Diversified Holding Companies	1,849	—	—	1,849
Entertainment	16,132	—	—	16,132
Health Care Providers & Services	11,738	—	—	11,738
Health Care Technology	16,170	4,051	—	20,221
Information Technology Services	89,149	—	—	89,149
Interactive Media & Services	43,863	—	—	43,863
Internet & Direct Marketing Retail	26,871	—	—	26,871
Leisure Products	2,915	—	—	2,915
Life Sciences Tools & Services	6,691	—	—	6,691
Metals & Mining	975	—	—	975
Pharmaceuticals	8,652	—	—	8,652
Real Estate Management & Development	5,806	—	—	5,806
Software	57,649	5,596	—	63,245
Specialty Retail	12,702	—	—	12,702
Total Common Stocks	321,291	9,647	—	330,938
Preferred Stocks
Internet & Direct Marketing Retail	260	—	—	261
Software			2,666	2,666
Total Preferred Stocks	260	—	2,666	2,926
Investment Company	2,511	—	—	2,511
Warrant	56	—	—	56
Call Options Purchased	—	401	—	401
Short-Term Investments
Investment Company	25,008	—	—	25,008
Repurchase Agreements	—	191	—	191
Total Short-Term Investments	25,008	191	—	25,199
Total Assets	349,126	10,239	2,666	362,031
Liabilities:
Derivative Contract — PIPE	—	—	(183)	(183)
Total	$349,126	$10,239	$2,483	$361,848

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Common Stock (000)		Preferred Stocks (000)	Derivative Contract — PIPE (000)
Beginning Balance	$929		$-	$-
Purchases	-		2,666	-
Sales	-		-	-
PIPE transactions	-		-	(183)
Amortization of discount	-		-	-
Transfers in	-		-	-
Transfers out	(929	)†	-	-
Corporate actions	-		-	-
Change in unrealized appreciation (depreciation)	-		-	-
Realized gains (losses)	-		-	-
Ending Balance	$-		$2,666	$(183)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$-		$-	$(183)

†	A security transferred out of level 3 due to an Initial Public Offering.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$2,666	Market Transaction Method	Precedent Transaction	$220.45	Increase
PIPE	$(183)	Market Implied	Discount for Lack of Marketability and Transaction Risk	13.5%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$8,654	$—	$8,654
Sovereign	—	138,434	—	138,434
Total Fixed Income Securities	—	147,088	—	147,088
Warrants	—	8	—	8
Short-Term Investments
Investment Company	8,900	—	—	8,900
Repurchase Agreements	—	795	—	795
Sovereign	—	957	—	957
Total Short-Term Investments	8,900	1,752	—	10,652
Foreign Currency Forward Exchange Contracts	—	37	—	37
Total Assets	8,900	148,885	—	157,785
Liabilities:
Foreign Currency Forward Exchange Contract	—	(5)	—	(5)
Total	$8,900	$148,880	$—	$157,780

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Airlines	$2,783	$—	$—	$2,783
Automobiles	—	4,055	—	4,055
Banks	5,093	24,568	—	29,661
Beverages	—	4,987	—	4,987
Capital Markets	—	2,605	—	2,605
Chemicals	—	2,751	—	2,751
Construction Materials	—	1,143	—	1,143
Consumer Finance	—	725	—	725
Electronic Equipment, Instruments & Components	—	6,188	—	6,188
Entertainment	4,787	—	—	4,787
Food & Staples Retailing	3,001	586	—	3,587
Food Products	—	3,349	—	3,349
Health Care Providers & Services	2,152	—	—	2,152
Information Technology Services	8,403	2,631	—	11,034
Insurance	—	1,763	—	1,763
Interactive Media & Services	4,060	12,942	—	17,002
Internet & Direct Marketing Retail	6,170	6,972	—	13,142
Life Sciences Tools & Services	—	795	—	795
Machinery	—	2,613	—	2,613
Metals & Mining	—	8,843	—	8,843
Multi-Line Retail	2,633	1,522	—	4,155
Oil, Gas & Consumable Fuels	3,918	11,787	—	15,705
Paper & Forest Products	—	4,240	—	4,240
Personal Products	—	610	—	610
Pharmaceuticals	—	1,133	—	1,133
Semiconductors & Semiconductor Equipment	8,490	31,570	—	40,060
Software	—	1,907	—	1,907
Specialty Retail	—	2,058	—	2,058
Tech Hardware, Storage & Peripherals	—	12,138	—	12,138
Textiles, Apparel & Luxury Goods	2,236	8,006	—	10,242
Thrifts & Mortgage Finance	—	4,482	—	4,482
Transportation Infrastructure	3,156	—	—	3,156
Wireless Telecommunication Services	—	632	—	632
Total Common Stocks	56,882	167,601	—	224,483
Right	—	10	—	10
Short-Term Investment
Investment Company	4,989	—	—	4,989
Total Assets	$61,871	$167,611	$—	$229,482

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$609	$1,909	$—	$2,518
Capital Markets	1,709	—	—	1,709
Health Care Equipment & Supplies	6,189	—	—	6,189
Household Products	1,585	2,306	—	3,891
Industrial Conglomerates	741	—	—	741
Information Technology Services	5,688	—	—	5,688
Life Sciences Tools & Services	1,649	—	—	1,649
Personal Products	385	579	—	964
Pharmaceuticals	500	—	—	500
Professional Services	—	1,287	—	1,287
Software	3,361	1,614	—	4,975
Textiles, Apparel & Luxury Goods	395	577	—	972
Tobacco	2,922	748	—	3,670
Total Common Stocks	25,733	9,020	—	34,753
Short-Term Investment
Investment Company	588	—	—	588
Total Assets	$26,321	$9,020	$—	$35,341

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$2,389	$2,924	$—	$5,313
Commercial Services & Supplies	1,851	—	—	1,851
Communications	14,435	3,905	—	18,340
Diversified	208	5,255	—	5,463
Electricity Transmission & Distribution	7,137	6,187	—	13,324
Oil & Gas Storage & Transportation	19,383	3,268	—	22,651
Railroads	—	1,691	—	1,691
Renewables	—	2,019	—	2,019
Toll Roads	—	6,337	—	6,337
Utilities	1,202	—	—	1,202
Water	2,120	1,494	—	3,614
Total Common Stocks	48,725	33,080	—	81,805
Short-Term Investment
Investment Company	3,214	—	—	3,214
Total Assets	$51,939	$33,080	$—	$85,019

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$2,742	$9,066	$—	$11,808
Health Care	5,313	—	—	5,313
Industrial	4,458	2,040	—	6,498
Industrial/Office Mixed	—	486	—	486
Lodging/Resorts	1,057	231	—	1,288
Office	2,322	4,046	—	6,368
Residential	6,783	2,337	8	9,128
Retail	5,312	1,873	—	7,185
Self Storage	4,303	267	—	4,570
Specialty	1,591	—	—	1,591
Total Common Stocks	33,881	20,346	8	54,235
Short-Term Investments
Investment Company	543	—	—	543
Repurchase Agreements	—	84	—	84
Total Short-Term Investments	543	84	—	627
Total Assets	$34,424	$20,430	$8	$54,862

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stock (000)
Beginning Balance	$9
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(1)
Realized gains (losses)	-
Ending Balance	$8

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:

Global Real Estate	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$8	Market Transaction Method	Transaction Valuation	$0.001	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)

Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$7		$—	$7
Agency Fixed Rate Mortgages	—	3,013		—	3,013
Asset-Backed Securities	—	435		—	435
Commercial Mortgage-Backed Securities	—	640		—	640
Corporate Bonds	—	13,435		—	13,435
Mortgages - Other	—	559		—	559
Sovereign	—	30,617		—	30,617
Supranational	—	1,324		—	1,324
U.S. Treasury Securities	—	2,357		—	2,357
Total Fixed Income Securities	—	52,387		—	52,387
Common Stocks
Aerospace & Defense	356	183		—	539
Air Freight & Logistics	141	108		—	249
Airlines	10	5		—	15
Auto Components	50	48		—	98
Automobiles	550	748		—	1,298
Banks	1,085	967		—	2,052
Beverages	347	268		—	615
Biotechnology	493	91		—	584
Building Products	126	124		—	250
Capital Markets	732	354		—	1,086
Chemicals	418	420		—	838
Commercial Services & Supplies	129	32		—	161
Communications Equipment	179	60		—	239
Computers & Peripherals	—	15		—	15
Construction & Engineering	5	1,554		—	1,559
Construction Materials	27	79		—	106
Consumer Finance	173	—		—	173
Containers & Packaging	85	12		—	97
Distributors	31	—		—	31
Diversified Financial Services	222	96		—	318
Diversified Telecommunication Services	385	240		—	625
Electric Utilities	362	212		—	574
Electrical Equipment	146	224		—	370
Electronic Equipment, Instruments & Components	171	44		—	215
Energy Equipment & Services	49	3	†	—	52	†
Entertainment	475	42		—	517
Equity Real Estate Investment Trusts (REITs)	627	115		—	742
Food & Staples Retailing	329	146		—	475
Food Products	212	447		—	659
Gas Utilities	15	31		—	46
Health Care Equipment & Supplies	868	233		—	1,101
Health Care Providers & Services	592	60		—	652
Health Care Technology	50	—		—	50
Hotels, Restaurants & Leisure	1,824	402		—	2,226
Household Durables	87	49		—	136
Household Products	280	98		—	378
Independent Power Producers & Energy Traders	20	16		—	36
Industrial Conglomerates	257	169		—	426
Information Technology Services	1,350	163		—	1,513
Insurance	550	613		—	1,163
Interactive Media & Services	1,577	323		—	1,900
Internet & Direct Marketing Retail	992	380		—	1,372
Leisure Products	21	—		—	21
Life Sciences Tools & Services	343	94		—	437
Machinery	367	283		—	650
Marine	—	41		—	41

Media	318	63		—	381
Metals & Mining	146	357		—	503
Multi-Line Retail	127	36		—	163
Multi-Utilities	164	135		—	299
Oil, Gas & Consumable Fuels	2,412	503		—	2,915
Paper & Forest Products	3	49		—	52
Personal Products	43	247		—	290
Pharmaceuticals	798	1,077		—	1,875
Professional Services	145	193		—	338
Real Estate Management & Development	26	144		—	170
Road & Rail	297	9		—	306
Semiconductors & Semiconductor Equipment	1,243	403		—	1,646
Software	2,308	239	†	—	2,547	†
Specialty Retail	502	61		—	563
Tech Hardware, Storage & Peripherals	1,402	—		—	1,402
Textiles, Apparel & Luxury Goods	165	489		—	654
Tobacco	132	106		—	238
Trading Companies & Distributors	49	92		—	141
Transportation Infrastructure	—	780		—	780
Water Utilities	26	17		—	43
Wireless Telecommunication Services	56	47		—	103
Total Common Stocks	27,470	14,639	†	—	42,109	†
Preferred Stock	— @	—		—	—	@
Short-Term Investments
Investment Company	9,546	—		—	9,546
U.S. Treasury Security	—	676		—	676
Total Short-Term Investments	9,546	676		—	10,222
Foreign Currency Forward Exchange Contracts	—	188		—	188
Futures Contracts	577	—		—	577
Interest Rate Swap Agreements	—	504		—	504
Total Return Swap Agreements	—	611		—	611
Total Assets	37,593	69,005	†	—	106,598	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(178)		—	(178)
Futures Contracts	(62)	—		—	(62)
Interest Rate Swap Agreements	—	(50)		—	(50)
Total Return Swap Agreements	—	(869)		—	(869)
Total Liabilities	(62)	(1,097)		—	(1,159)
Total	$37,531	$67,908	†	$—	$105,439	†

@	Value is less than $500.
†	Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)
Beginning Balance	$-	†
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-	†
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$-

†	Includes a security valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$22,005	$2,892	$—		$24,897
Entertainment	78,160	—	—		78,160
Health Care Equipment & Supplies	29,266	—	—		29,266
Health Care Providers & Services	11,385	—	—		11,385
Health Care Technology	27,922	8,638	—		36,560
Hotels, Restaurants & Leisure	19,427	—	—		19,427
Information Technology Services	313,596	19,243	—		332,839
Interactive Media & Services	163,317	—	—		163,317
Internet & Direct Marketing Retail	66,952	—	—		66,952
Life Sciences Tools & Services	13,851	—	—		13,851
Metals & Mining	2,611	—	—		2,611
Pharmaceuticals	26,512	—	—		26,512
Semiconductors & Semiconductor Equipment	27,796	—	—		27,796
Software	204,003	—	—		204,003
Specialty Retail	28,294	—	—		28,294
Total Common Stocks	1,035,097	30,773	—		1,065,870
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Software	—	—	8,956		8,956
Total Preferred Stocks	—	—	8,956	†	8,956	†
Investment Company	7,541	—	—		7,541
Purchased Options	—	1,193	—		1,193
Short-Term Investment
Investment Company	34,463	—	—		34,463
Total Assets	1,077,101	31,966	8,956	†	1,118,023	†
Liabilities:
Derivative Contract — PIPE	—	—	(525)		(525)
Total	$1,077,101	$31,966	$8,431	†	$1,117,498

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)		Derivative Contract — PIPE (000)
Beginning Balance	$1,982		439	†	$-
Purchases	-		8,310		-
Sales	-		-		-
PIPE transactions	-		-		(525)
Amortization of discount	-		-		-
Transfers in	-		-		-
Transfers out	(1,982	)††	-		-
Corporate actions	-		-		-
Change in unrealized appreciation (depreciation)	-		207		-
Realized gains (losses)	-		-		-
Ending Balance	$-		8,956	†	$(525)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$-		$207		$(525)

†	Includes a security valued at zero.
††	A security transferred out of level 3 due to an Initial Public Offering.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stocks	$8,956	Market Transaction Method	Precedent Transaction	$220.45		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.0	x	Increase
			Discount for Lack of Marketability	12.0%		Decrease

PIPE	$(525)	Market Implied	Discount for Lack of Marketability and Transaction Risk	13.5%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$48,712	$—	$—	$48,712
Data Centers	31,834	—	—	31,834
Free Standing	26,902	—	—	26,902
Health Care	56,112	—	—	56,112
Industrial	42,993	—	—	42,993
Lodging/Resorts	9,334	—	—	9,334
Manufactured Homes	17,231	—	—	17,231
Office	24,396	—	—	24,396
Self Storage	48,171	—	—	48,171
Shopping Centers	34,808	—	—	34,808
Single Family Homes	11,240	—	—	11,240
Specialty	18,643	—	—	18,643
Total Common Stocks	370,376	—	—	370,376
Short-Term Investment
Investment Company	2,282	—	—	2,282
Total Assets	$372,658	$—	$—	$372,658

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.